As filed with the U.S. Securities and Exchange Commission on October 22, 2010

File No. ________
File No. 811-22486

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. __	[ ]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]
Amendment No. __
(Check appropriate box or boxes.)

AssetMark Funds II
(Exact Name of Registrant as Specified in Charter)

2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA 94523-3967
(Address of Principal Executive Office)   (Zip Code)

(800) 664-5345
(Registrant’s Telephone Number, including Area Code)

Carrie Hansen, 2300 Contra Costa Boulevard, Suite 600, Pleasant Hill, CA 94523-3967
 (Name and Address of Agent for Service)

Copies to:

Michael P. O’Hare, Esq.
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

___ immediately upon filing pursuant to paragraph (b) of Rule 485
___ on (date) pursuant to paragraph (b) of Rule 485
___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
___ on (date) pursuant to paragraph (a)(1) of Rule 485
___ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
___ on (date) pursuant to paragraph (a)(2) of Rule 485

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), may determine.

[LOGO]
[AssetMark Funds II®]

Investment Advisor
Genworth Financial Wealth Management, Inc.

Prospectus

[January 10], 2011

[Strategic Asset Allocation Fund] (Ticker: [         ])

[Tactical Constrained Asset Allocation Fund] (Ticker: [         ])

[Tactical Unconstrained Asset Allocation Fund] (Ticker: [         ])

[Absolute Return Asset Allocation Fund] (Ticker: [         ])

[Opportunistic Fixed Income Fund] (Ticker: [           ])

[Global Tactical Real Return Assets Fund] (Ticker: [           ])

Service Shares
Institutional Shares

The Securities and Exchange Commission has not approved or disapproved any of the above listed Funds.  The Securities and Exchange Commission also has not determined whether this Prospectus is accurate or complete.  Any representation to the contrary is a criminal offense.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. THESE SECURITIES MAY NOT BE SOLD UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Table of Contents

[STRATEGIC ASSET ALLOCATION FUND]	1
[TACTICAL CONSTRAINED ASSET ALLOCATION FUND]	5
[TACTICAL UNCONSTRAINED ASSET ALLOCATION FUND]	9
[ABSOLUTE RETURN ASSET ALLOCATION FUND]	13
[OPPORTUNISTIC FIXED INCOME FUND]	15
[GLOBAL TACTICAL REAL RETURN ASSETS FUND]	19
OTHER INVESTMENTS AND ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT POLICIES	33
MORE INFORMATION ABOUT THE PRINCIPAL RISKS OF INVESTMENT	35
TEMPORARY DEFENSIVE POSITIONS	38
PORTFOLIO TURNOVER	38
DISCLOSURE OF PORTFOLIO HOLDINGS	39
MANAGEMENT OF THE FUNDS	39
VALUATION OF FUND SHARES	42
PURCHASING FUND SHARES	43
SELLING (REDEEMING) FUND SHARES	43
EXCHANGE PRIVILEGE	44
MARKET TIMING POLICY	44
DISTRIBUTION OF FUND SHARES	45
COUNSEL, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND SERVICE PROVIDERS	45
DIVIDENDS, DISTRIBUTIONS AND TAXES	45
OTHER INFORMATION	46
INDEX DESCRIPTIONS	47
FINANCIAL HIGHLIGHTS	48
PRIVACY POLICY	1

[Strategic Asset Allocation Fund]

Investment Objective
The [Strategic Asset Allocation Fund] (the “Fund”) seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

	Service Shares	Institutional Shares
Shareholder Fees (fees paid directly from your investment)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees	[ %]	[ %]
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses*	[ %]	[ %]
Service Shares Administrative Service Fee: [____]%
All Other Expenses: (Service Shares [___]%; Institutional Shares [___]%;
Acquired Fund Fees and Expenses	[……]%	[……]%
Total Annual Fund Operating Expenses	[ %]	[ ]%
Fee Waiver/Expense Assumption	([ ])%	([ ])%
Total Annual Fund Operating Expenses (after Fee Waiver/Expense Assumption)*	[ ]%	[ ]%

*
[Genworth Financial Wealth Management, Inc. (the “Advisor”) has contractually agreed through [              ], 2012, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses do not exceed [      ]% (net of securities lending expense reductions).  The agreement also permits the Advisor to recapture fees waived and/or expenses assumed for up to three years from the time of such waivers or expense assumptions, if the Fund’s expense level would have otherwise fallen below the stated limit.  This expense limitation agreement may not be terminated prior to [               ], 2012 unless the Board of Trustees consents to an earlier revision or termination.]

Expense Example
The following Expense Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The costs described in the Example reflect the expenses of the Fund that would result from the contractual fee waiver and expense assumption agreement with the Advisor for the first year only.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund

The Fund operates as a fund of funds, investing primarily in registered mutual funds, along with exchange-traded funds (ETFs).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  The Advisor believes that investing in Underlying Funds provides the Fund with a cost-effective means of creating a portfolio that provides investors with exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  The Fund’s primary exposure to the core domestic and international equity markets and domestic fixed income markets will be through investments in Underlying Funds managed by the Advisor.  For other exposures, the Fund may buy other mutual funds, specialty funds or ETFs.  The Fund may also invest directly in securities.

In seeking to maximize total return, under normal circumstances, the Fund’s assets are strategically allocated into a diversified portfolio of domestic and international equity securities, domestic and international fixed income securities and cash equivalent money market securities.  The intention is to capture broad capital market returns, while seeking to balance risk and volatility in the portfolio.

In addition to the general strategic allocation into equity, fixed income and cash equivalent asset classes, the Fund’s assets are also typically allocated among a variety of sub-asset classes.  The Fund’s equity investments typically include a mix of weightings of larger and smaller capitalization equity securities, growth and value stocks, equity securities from developed and emerging international markets, and domestic and international real estate securities.  The Fund’s fixed income investments may be expected to be allocated among corporate bonds, mortgage-backed or asset-backed securities; securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and to higher-yielding bonds, including emerging market debt.

The Advisor’s strategic asset allocation decisions are based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the advisor in constructing the Fund’s portfolio.  The research provider asset allocation approaches typically utilize fundamental and quantitative analysis regarding long-term capital market expectations, the economic outlook and assumptions regarding risks and returns.  The Advisor seeks to create a portfolio that is optimized to seek the maximum total return, while maintaining diversification and limiting risk and volatility.

The Fund’s main strategic asset allocation mix among equity, fixed income and cash equivalent money market securities is intended to generally remain consistent for longer periods of time.  Under normal circumstances, the Fund’s asset allocation mix may be expected to be 90% equities, 8% fixed income securities and 2% cash equivalent investments.  Over time the asset allocation mix may change as a result of changing capital market assumptions.  The Fund is expected to maintain at least 70% of its allocation to equities and up to a maximum of 30% in fixed income securities.  The Fund also may allocate significant assets to international equity markets, up to 40% to developed international markets and up to 30% to emerging markets.  The Fund’s portfolio will be rebalanced as a result of asset class performance causing drift to the targeted strategic asset allocation mix.

When making tactical allocation decisions in pursuit of return or to reduce risk, the Fund may also invest in Underlying Funds that use alternative strategies, and utilize derivative instruments (“Derivatives”) for risk management purposes or as part of their investment strategies.  Generally, Derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  Examples of Derivatives include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate, total return and credit default swaps), credit-linked securities, equity participation notes and equity linked notes.   Underlying Funds may use Derivatives to earn

income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.
There is the risk that you could lose all or a portion of your on your investment in the Fund. The following risks could affect the value of your investment:

Fund of Funds Risk - The Fund is subject to fund of funds risk which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and the Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets that the Fund allocates to the Underlying Funds.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk - The risk that a strategy used by the Advisor or the Advisor’s allocations among Underlying Funds may fail to produce the intended results.

Market Risk - The value of the Underlying Funds’ investments and the net asset values of the shares of the Fund and the Underlying Funds will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Exchange-Traded Funds Risk - ETFs are a type of investment company bought and sold on a securities exchange.  An ETF typically represents a portfolio of securities designed to track a particular index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which increase their costs.  The market price of an ETF may be different from the net asset value of such ETF ( i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund’s performance may be adversely affected by such a differential.

Equity and Fixed Income Risk - The Fund allocates its investments between Underlying Funds that invest in equity and fixed income securities.  The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.  These prices can decline and reduce the value of the Underlying Fund’s investment in equity securities.  Fixed income securities are principally subject to interest rate and credit risk.  Prices of fixed income securities generally increase when interest rates decline and decrease when interest rates rise.  Fixed income securities are also subject to the risk that an issuer will be unable to pay the interest or principal when due.  If the quality of a fixed income security deteriorates after an Underlying Fund has purchased the security, the security’s market value may decline.

Value Investment Risk - The risk that an Underlying Fund’s investments in value style securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  In addition, the Underlying Fund’s investments in value style securities, at times, may not perform as well as growth style securities or the stock market in general, and may be out of favor with investors for extended periods of time.  Value style securities are also subject to the risks that a security judged to be undervalued may actually be appropriately priced, or that the security’s potential value may take a long time to be recognized, or may never be recognized by the market.

Growth Investment Risk - The risk that the Underlying Fund’s investments in growth style securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.  In addition, the Underlying Fund’s investments in growth style securities, at times, may not perform as well as value style securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Small- and Mid-Capitalization Risk - The risk that the Underlying Fund’s investments in the securities of small- or mid-capitalization companies may be more volatile and present additional uncertainty relative to securities of larger capitalization companies.

Foreign Securities Risk - Underlying Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities.  Foreign investments involve some of the following risks as well: (i) political and economic instability; (ii) the impact of currency exchange rate fluctuations; (iii) reduced information about issuers; (iv) higher transaction costs; (v) less stringent regulatory and accounting standards; and (vi) delayed settlement.

Emerging Markets Risk - The risks that apply to the Underlying Fund’s investments in foreign securities are typically much greater for investments in emerging markets.  Investments in emerging countries are riskier because the securities markets are generally less developed, may develop unevenly or may never fully develop.

Mortgage-Backed Securities, Asset-Backed Securities and Corporate Bond Risk - In a recessionary environment, the mortgages or other loans underlying a mortgage-backed or asset-backed security may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities.  These risks are particularly heightened for investments in mortgage-backed or asset-backed securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.  Similarly, the Fund may experience a payment default with regard to the corporate bonds and loans in which a Fund invests if a corporate borrower has difficulty repaying interest or principal as a result of deteriorating financial conditions.

Performance
Performance information for the Fund is not included because the Fund had not commenced operations as of the date of this prospectus.  Performance information will be available once the Fund has at least one calendar year of performance.

Investment Advisor and Sub-Advisor
Genworth Financial Wealth Management, Inc. (“GFWM”) is the Advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Title	Experience with GFWM
Michael Abelson, CFA	Senior Vice President, Investments & Product Management	Since 2005
Zoë Brunson, CFA	Director of Investment Strategies	Since 2007

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable and will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Financial Intermediaries:The Fund and its related companies do not pay financial intermediaries for the sale of Fund shares.  However, the Fund and its related companies may pay fees to financial intermediaries that perform administrative,  recordkeeping and shareholder services.

[Tactical Constrained Asset Allocation Fund]

Investment Objective
The [Tactical Constrained Asset Allocation Fund] (the “Fund”) seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

	Service Shares	Institutional Shares
Shareholder Fees (fees paid directly from your investment)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees	[ %]	[ %]
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses*	[ %]	[ %]
Service Shares Administrative Service Fee: [____]%
All Other Expenses: (Service Shares [___]%; Institutional Shares [___]%;
Acquired Fund Fees and Expenses	[……]%	[……]%
Total Annual Fund Operating Expenses	[ %]	[ ]%
Fee Waiver/Expense Assumption	([ ])%	([ ])%
Total Annual Fund Operating Expenses (after Fee Waiver/Expense Assumption)*	[ ]%	[ ]%

*
[Genworth Financial Wealth Management, Inc. (the “Advisor”) has contractually agreed through [              ], 2012, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses do not exceed [      ]% (net of securities lending expense reductions).  The agreement also permits the Advisor to recapture fees waived and/or expenses assumed for up to three years from the time of such waivers or expense assumptions, if the Fund’s expense level would have otherwise fallen below the stated limit.  This expense limitation agreement may not be terminated prior to [               ], 2012 unless the Board of Trustees consents to an earlier revision or termination.]

Expense Example
The following Expense Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The costs described in the Example reflect the expenses of the Fund that would result from the contractual fee waiver and expense assumption agreement with the Advisor for the first year only.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund

The Fund operates as a fund of funds, investing primarily in registered mutual funds, along with exchange-traded funds (ETFs).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  The Advisor believes that investing in Underlying Funds provides the Fund with a cost-effective means of creating a portfolio that provides investors with exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  The Fund’s primary exposure to the core domestic and international equity markets and domestic fixed income markets will be through investments in Underlying Funds managed by the Advisor.  For other exposures, the Fund may buy other mutual funds, specialty funds or ETFs.  The Fund may also invest directly in securities.

In seeking to maximize total return, under normal circumstances, the Fund’s assets are allocated into a diversified portfolio consisting of domestic and international equity securities, domestic and international fixed income securities and cash equivalent money market securities.  The intention is to capture broad capital market returns over the long term, while seeking to balance risk and volatility in the portfolio.  In addition, the Advisor may also seek to take advantage of shorter-term opportunities to increase returns or to mitigate risks, through strategic, but moderate, allocation shifts among asset classes.

In addition to the general strategic allocation into equity, fixed income and cash equivalent asset classes, the Fund’s assets are also typically allocated among a variety of sub-asset classes.  The Fund’s equity investments typically include a mix of weightings of larger and smaller capitalization equity securities, growth and value stocks, equity securities from developed and emerging international markets, and domestic and international real estate securities.  The Fund’s fixed income investments may be expected to be allocated among corporate bonds, mortgage-backed or asset-backed securities; securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and to higher-yielding bonds, including emerging market debt.

The Advisor’s strategic and moderate tactical asset allocation decisions will be based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the advisor in constructing the Fund’s portfolio.  The research provider asset allocation approaches typically utilize fundamental and quantitative analysis regarding long-term capital market expectations, the economic outlook and assumptions regarding risks and returns.  The Advisor seeks to create a portfolio that is optimized to seek the maximum total return, while maintaining diversification and limiting risk and volatility.

The Fund’s main strategic asset allocation mix among equity, fixed income and cash equivalent money market securities is intended to generally remain consistent for longer periods of time.  Under normal circumstances, the Fund’s asset allocation mix may be expected to be 90% equities, 8% fixed income securities and 2% cash equivalent investments.  Over time the asset allocation mix may change as a result of changing capital market assumptions or short-term market opportunities.  However, if the Advisor believes that the stock market is undervalued, it may increase the equity allocation to 98%, or if the Advisor believes that it is overvalued, it may decrease the equity allocation to 70%.  The fixed income allocations generally would range from 0% to 30%, including cash equivalents ranging from 2% to 20% or alternative strategies ranging from 0% to 30%.  These ranges are intended to provide the Advisor with the ability to overweight or underweight certain asset classes in pursuit of increased return or reduced risk in the short to intermediate term.  The Fund’s portfolio will be rebalanced as a result of asset class performance causing drift to the targeted asset allocation mix.

When making moderate tactical allocation decisions in pursuit of return or to reduce risk, the Fund may also invest in Underlying Funds that use alternative strategies, and utilize derivative instruments (“Derivatives”) for risk management purposes or as part of their investment strategies.  Generally, Derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of Derivatives include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate, total return and credit default swaps), credit-linked securities, equity participation notes and equity linked notes.  Underlying Funds may use Derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.
There is the risk that you could lose all or a portion of your investment in the Fund. The following risks could affect the value of your investment:

Fund of Funds Risk - The Fund is subject to fund of funds risk which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and the Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets that the Fund allocates to the Underlying Funds.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk - The risk that a strategy used by the Advisor or the Advisor’s allocations among Underlying Funds may fail to produce the intended results.

Market Risk - The value of the Underlying Funds’ investments and the net asset values of the shares of the Fund and the Underlying Funds will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Exchange-Traded Funds Risk - ETFs are a type of investment company bought and sold on a securities exchange.  An ETF typically represents a portfolio of securities designed to track a particular index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which increase their costs.  The market price of an ETF may be different from the net asset value of such ETF ( i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund’s performance may be adversely affected by such a differential.

Equity and Fixed Income Risk - The Fund allocates its investments between Underlying Funds that invest in equity and fixed income securities.  The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.  These prices can decline and reduce the value of the Underlying Fund’s investment in equity securities.  Fixed income securities are principally subject to interest rate and credit risk.  Prices of fixed income securities generally increase when interest rates decline and decrease when interest rates rise.  Fixed income securities are also subject to the risk that an issuer will be unable to pay the interest or principal when due.  If the quality of a fixed income security deteriorates after an Underlying Fund has purchased the security, the security’s market value may decline.

Value Investment Risk - The risk that an Underlying Fund’s investments in value style securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  In addition, the Underlying Fund’s investments in value style securities, at times, may not perform as well as growth style securities or the stock market in general, and may be out of favor with investors for extended periods of time.  Value style securities are also subject to the risks that a security judged to be undervalued may actually be appropriately priced, or that the security’s potential value may take a long time to be recognized, or may never be recognized by the market.

Growth Investment Risk - The risk that the Underlying Fund’s investments in growth style securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.  In addition, the Underlying Fund’s investments in growth style securities, at times, may not perform as well as value style securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Small- and Mid-Capitalization Risk - The risk that the Underlying Fund’s investments in the securities of small- or mid-capitalization companies may be more volatile and present additional uncertainty relative to securities of larger capitalization companies.

Foreign Securities Risk - Underlying Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities.  Foreign investments involve some of the following risks as well: (i) political and economic instability; (ii) the impact of currency exchange rate fluctuations; (iii) reduced information about issuers; (iv) higher transaction costs; (v) less stringent regulatory and accounting standards; and (vi) delayed settlement.

Emerging Markets Risk - The risks that apply to the Underlying Fund’s investments in foreign securities are typically much greater for investments in emerging markets.  Investments in emerging countries are riskier because the securities markets are generally less developed, may develop unevenly or may never fully develop.

Mortgage-Backed Securities, Asset-Backed Securities and Corporate Bond Risk - In a recessionary environment, the mortgages or other loans underlying a mortgage-backed or asset-backed security may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities.  These risks are particularly heightened for investments in mortgage-backed or asset-backed securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.  Similarly, the Fund may experience a payment default with regard to the corporate bonds and loans in which a Fund invests if a corporate borrower has difficulty repaying interest or principal as a result of deteriorating financial conditions.

Derivatives Risk - The value of “derivatives”— so-called because their value “derives” from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments.  For some derivatives, it is possible for the Fund to lose more than the amount it invested in the derivative.  The risk of investing in certain derivative instruments also may include liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity.  These risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Performance
Performance information for the Fund is not included because the Fund had not commenced operations as of the date of this prospectus.  Performance information will be available once the Fund has at least one calendar year of performance.

Investment Advisor and Sub-Advisor
Genworth Financial Wealth Management, Inc. (“GFWM”) is the Advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Title	Experience with GFWM
Michael Abelson, CFA	Senior Vice President, Investments & Product Management	Since 2005
Zoë Brunson, CFA	Director of Investment Strategies	Since 2007

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable and will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Financial Intermediaries:  The Fund and its related companies do not pay financial intermediaries for the sale of Fund shares.  However, the Fund and its related companies may pay fees to financial intermediaries that perform administrative,  recordkeeping and shareholder services.

[Tactical Unconstrained Asset Allocation Fund]

Investment Objective
The [Tactical Unconstrained Asset Allocation Fund] (the “Fund”) seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

	Service Shares	Institutional Shares
Shareholder Fees (fees paid directly from your investment)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees	[ %]	[ %]
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses*	[ %]	[ %]
Service Shares Administrative Service Fee: [____]%
All Other Expenses: (Service Shares [___]%; Institutional Shares [___]%;
Acquired Fund Fees and Expenses	[……]%	[……]%
Total Annual Fund Operating Expenses	[ %]	[ ]%
Fee Waiver/Expense Assumption	([ ])%	([ ])%
Total Annual Fund Operating Expenses (after Fee Waiver/Expense Assumption)*	[ ]%	[ ]%

*
[Genworth Financial Wealth Management, Inc. (the “Advisor”) has contractually agreed through [              ], 2012, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses do not exceed [      ]% (net of securities lending expense reductions).  The agreement also permits the Advisor to recapture fees waived and/or expenses assumed for up to three years from the time of such waivers or expense assumptions, if the Fund’s expense level would have otherwise fallen below the stated limit.  This expense limitation agreement may not be terminated prior to [               ], 2012 unless the Board of Trustees consents to an earlier revision or termination.]

Expense Example
The following Expense Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The costs described in the Example reflect the expenses of the Fund that would result from the contractual fee waiver and expense assumption agreement with the Advisor for the first year only.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund

The Fund operates as a fund of funds, investing primarily in registered mutual funds, along with exchange-traded funds (ETFs).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  The Advisor believes that investing in Underlying Funds provides the Fund with a cost-effective means of creating a portfolio that provides investors with exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  The Fund’s primary exposure to the core domestic and international equity markets and domestic fixed income markets will be through investments in Underlying Funds managed by the Advisor.  For other exposures, the Fund may buy other mutual funds, specialty funds or ETFs.  The Fund may also invest directly in securities.

In seeking to maximize total return, under normal circumstances, the Fund’s assets are allocated into a diversified portfolio consisting of domestic and international equity securities, domestic and international fixed income securities and cash equivalent money market securities.  The intention is to allow the Advisor broad flexibility to seek to take advantage of shorter-term opportunities to increase returns or to aggressively mitigate risks, through tactical, and potentially frequent, allocation shifts among asset classes.

In addition to the general strategic allocation into equity, fixed income and cash equivalent asset classes, the Fund’s assets are also typically allocated among a variety of sub-asset classes.  The Fund’s equity investments typically include a mix of weightings of larger and smaller capitalization equity securities, growth and value stocks, equity securities from developed and emerging international markets, and domestic and international real estate securities.  The Fund’s fixed income investments may be expected to be allocated among corporate bonds, mortgage-backed or asset-backed securities; securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and to higher-yielding bonds, including emerging market debt.

The Advisor’s strategic asset allocation decisions will be based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the advisor in constructing the Fund’s portfolio.  The research provider asset allocation approaches typically utilize fundamental and quantitative analysis regarding long-term capital market expectations, the economic outlook and assumptions regarding risks and returns.  The Advisor seeks to create a portfolio that is optimized to seek the maximum total return, while maintaining diversification and limiting risk and volatility.

The Fund’s main asset allocation mix among equity, fixed income and cash equivalent money market securities is intended to change frequently overtime.  The Fund does not have a set target asset allocation mix among equities, fixed income securities and cash equivalent investments.  If the Advisor believes that the stock market conditions are unfavorable or overvalued, it may significantly increase the allocation to more defensive asset classes such as fixed income or cash equivalent securities.  The Advisor also has broad latitude to allocate assets to equity securities in pursuit of perceived opportunities for additional return.  Based on these judgments, the Fund’s asset allocation mix may significantly change over time in response to opportunities as they are identified. The Fund’s portfolio will be rebalanced as a result of asset class performance causing drift to the targeted asset allocation mix.

When making tactical allocation decisions in pursuit of return or to reduce risk, the Fund may also invest in Underlying Funds that use alternative strategies, and utilize derivative instruments (“Derivatives”) for risk management purposes or as part of their investment strategies.  Generally, Derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of Derivatives include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate, total return and credit default swaps), credit-linked securities, equity participation notes and equity linked notes.  Underlying Funds may use Derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.
There is the risk that you could lose all or a portion of your investment in the Fund. The following risks could affect the value of your investment:

Fund of Funds Risk - The Fund is subject to fund of funds risk which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and the Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets that the Fund allocates to the Underlying Funds.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk - The risk that a strategy used by the Advisor or the Advisor’s allocations among Underlying Funds may fail to produce the intended results.

Market Risk - The value of the Underlying Funds’ investments and the net asset values of the shares of the Fund and the Underlying Funds will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Exchange-Traded Funds Risk - ETFs are a type of investment company bought and sold on a securities exchange.  An ETF typically represents a portfolio of securities designed to track a particular index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which increase their costs.  The market price of an ETF may be different from the net asset value of such ETF ( i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund’s performance may be adversely affected by such a differential.

Equity and Fixed Income Risk - The Fund allocates its investments between Underlying Funds that invest in equity and fixed income securities.  The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.  These prices can decline and reduce the value of the Underlying Fund’s investment in equity securities.  Fixed income securities are principally subject to interest rate and credit risk.  Prices of fixed income securities generally increase when interest rates decline and decrease when interest rates rise.  Fixed income securities are also subject to the risk that an issuer will be unable to pay the interest or principal when due.  If the quality of a fixed income security deteriorates after an Underlying Fund has purchased the security, the security’s market value may decline.

Value Investment Risk - The risk that an Underlying Fund’s investments in value style securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  In addition, the Underlying Fund’s investments in value style securities, at times, may not perform as well as growth style securities or the stock market in general, and may be out of favor with investors for extended periods of time.  Value style securities are also subject to the risks that a security judged to be undervalued may actually be appropriately priced, or that the security’s potential value may take a long time to be recognized, or may never be recognized by the market.

Growth Investment Risk - The risk that the Underlying Fund’s investments in growth style securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.  In addition, the Underlying Fund’s investments in growth style securities, at times, may not perform as well as value style securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Small- and Mid-Capitalization Risk - The risk that the Underlying Fund’s investments in the securities of small- or mid-capitalization companies may be more volatile and present additional uncertainty relative to securities of larger capitalization companies.

Foreign Securities Risk - Underlying Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities.  Foreign investments involve some of the following risks as well: (i) political and economic instability; (ii) the impact of currency exchange rate fluctuations; (iii) reduced information about issuers; (iv) higher transaction costs; (v) less stringent regulatory and accounting standards; and (vi) delayed settlement.

Emerging Markets Risk - The risks that apply to the Underlying Fund’s investments in foreign securities are typically much greater for investments in emerging markets.  Investments in emerging countries are riskier because the securities markets are generally less developed, may develop unevenly or may never fully develop.

Mortgage-Backed Securities, Asset-Backed Securities and Corporate Bond Risk - In a recessionary environment, the mortgages or other loans underlying a mortgage-backed or asset-backed security may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities.  These risks are particularly heightened for investments in mortgage-backed or asset-backed securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.  Similarly, the Fund may experience a payment default with regard to the corporate bonds and loans in which a Fund invests if a corporate borrower has difficulty repaying interest or principal as a result of deteriorating financial conditions.

Derivatives Risk - The value of “derivatives”— so-called because their value “derives” from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments.  For some derivatives, it is possible for the Fund to lose more than the amount it invested in the derivative.  The risk of investing in certain derivative instruments also may include liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity.  These risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Performance
Performance information for the Fund is not included because the Fund had not commenced operations as of the date of this prospectus.  Performance information will be available once the Fund has at least one calendar year of performance.

Investment Advisor and Sub-Advisor
Genworth Financial Wealth Management, Inc. (“GFWM”) is the Advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Title	Experience with GFWM
Michael Abelson, CFA	Senior Vice President, Investments & Product Management	Since 2005
Zoë Brunson, CFA	Director of Investment Strategies	Since 2007

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable and will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Financial Intermediaries:  The Fund and its related companies do not pay financial intermediaries for the sale of Fund shares.  However, the Fund and its related companies may pay fees to financial intermediaries that perform administrative,  recordkeeping and shareholder services.

[Absolute Return Asset Allocation Fund]

Investment Objective
The [Absolute Return Asset Allocation Fund] (the “Fund”) seeks to achieve consistent absolute positive returns over time regardless of the market environment.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

	Service Shares	Institutional Shares
Shareholder Fees (fees paid directly from your investment)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees	[ %]	[ %]
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses*	[ %]	[ %]
Service Shares Administrative Service Fee: [____]%
All Other Expenses: (Service Shares [___]%; Institutional Shares [___]%;
Acquired Fund Fees and Expenses	[……]%	[……]%
Total Annual Fund Operating Expenses	[ %]	[ ]%
Fee Waiver/Expense Assumption	([ ])%	([ ])%
Total Annual Fund Operating Expenses (after Fee Waiver/Expense Assumption)*	[ ]%	[ ]%

*
[Genworth Financial Wealth Management, Inc. (the “Advisor”) has contractually agreed through [              ], 2012, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses do not exceed [      ]% (net of securities lending expense reductions).  The agreement also permits the Advisor to recapture fees waived and/or expenses assumed for up to three years from the time of such waivers or expense assumptions, if the Fund’s expense level would have otherwise fallen below the stated limit.  This expense limitation agreement may not be terminated prior to [               ], 2012 unless the Board of Trustees consents to an earlier revision or termination.]

Expense Example
The following Expense Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The costs described in the Example reflect the expenses of the Fund that would result from the contractual fee waiver and expense assumption agreement with the Advisor for the first year only.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund

The Fund operates as a fund of funds, investing primarily in registered mutual funds, along with exchange-traded funds (ETFs).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  The Advisor believes that investing in Underlying Funds provides the Fund with a cost-effective means of creating a portfolio that provides investors with exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  The Fund may also invest directly in securities.

The Advisor’s asset allocation decisions will be based on different factors and analytical approaches, derived from absolute return asset allocation approaches developed by various research providers and considered by the advisor in constructing the Fund’s portfolio.  The research provider absolute return asset allocation approaches typically utilize fundamental and quantitative analysis regarding analysis of global market and economic conditions and assumptions regarding risks and returns.  The Advisor seeks to create a portfolio that is optimized to seek to achieve consistent absolute positive returns over time regardless of the market environment.

In pursuing the Fund’s objective, the Fund assets are invested in fixed income or equity-oriented investments across global markets, using varying active asset allocation strategies among different security types, asset classes, yield and duration attributes, valuation analyses, and currency exposure considerations.

The Fund may utilize an absolute return asset allocation strategy that builds on a foundation of ‘market neutral’ investments such as long/short equity funds that seek a modest positive return from equity investments that is insulated from general stock market volatility, combined with opportunistic equity and fixed income investments strategically selected to enhance returns from the base market neutral position.  Using qualitative and quantitative techniques, the Fund’s assets may be oriented more or less toward more market-neutral investments, or toward various types of opportunistic investments.

The Fund may also utilize absolute return asset allocation strategies that allocate assets to various fixed income instruments and sectors using various passive index-oriented ETFs focusing on instruments such as U.S. Government bonds and notes, corporate bonds, mortgage-related securities and asset-backed securities, inflation-protected debt securities, corporate bonds of various quality levels and maturity/duration, and cash equivalent investments.  Using this type of strategy, the Fund seeks to tactically avoid risk by reducing exposure at the appropriate times, while increasing exposure to attractive sectors on a timely basis.

When making tactical allocation decisions in pursuit of return or to reduce risk, the Fund may also invest in Underlying Funds that use alternative strategies, and utilize derivative instruments (“Derivatives”) for risk management purposes or as part of their investment strategies.  Generally, Derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  Examples of Derivatives include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate, total return and credit default swaps), credit-linked securities, equity participation notes and equity linked notes.   Underlying Funds may use Derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.
There is the risk that you could lose all or a portion of your investment in the Fund. The following risks could affect the value of your investment:

Fund of Funds Risk - The Fund is subject to fund of funds risk which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and the Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets that the Fund allocates to the Underlying Funds.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk - The risk that a strategy used by the Advisor or the Advisor’s allocations among Underlying Funds may fail to produce the intended results.

Market Risk - The value of the Underlying Funds’ investments and the net asset values of the shares of the Fund and the Underlying Funds will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Exchange-Traded Funds Risk - ETFs are a type of investment company bought and sold on a securities exchange.  An ETF typically represents a portfolio of securities designed to track a particular index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which increase their costs.  The market price of an ETF may be different from the net asset value of such ETF ( i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund’s performance may be adversely affected by such a differential.

Equity and Fixed Income Risk - The Fund allocates its investments between Underlying Funds that invest in equity and fixed income securities.  The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.  These prices can decline and reduce the value of the Underlying Fund’s investment in equity securities.  Fixed income securities are principally subject to interest rate and credit risk.  Prices of fixed income securities generally increase when interest rates decline and decrease when interest rates rise.  Fixed income securities are also subject to the risk that an issuer will be unable to pay the interest or principal when due.  If the quality of a fixed income security deteriorates after an Underlying Fund has purchased the security, the security’s market value may decline.

Value Investment Risk - The risk that an Underlying Fund’s investments in value style securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  In addition, the Underlying Fund’s investments in value style securities, at times, may not perform as well as growth style securities or the stock market in general, and may be out of favor with investors for extended periods of time.  Value style securities are also subject to the risks that a security judged to be undervalued may actually be appropriately priced, or that the security’s potential value may take a long time to be recognized, or may never be recognized by the market.

Growth Investment Risk - The risk that the Underlying Fund’s investments in growth style securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.  In addition, the Underlying Fund’s investments in growth style securities, at times, may not perform as well as value style securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Small- and Mid-Capitalization Risk - The risk that the Underlying Fund’s investments in the securities of small- or mid-capitalization companies may be more volatile and present additional uncertainty relative to securities of larger capitalization companies.

Foreign Securities Risk - Underlying Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities.  Foreign investments involve some of the following risks as well: (i) political and economic instability; (ii) the impact of currency exchange rate fluctuations; (iii) reduced information about issuers; (iv) higher transaction costs; (v) less stringent regulatory and accounting standards; and (vi) delayed settlement.

Emerging Markets Risk - The risks that apply to the Underlying Fund’s investments in foreign securities are typically much greater for investments in emerging markets.  Investments in emerging countries are riskier because the securities markets are generally less developed, may develop unevenly or may never fully develop.

Mortgage-Backed Securities, Asset-Backed Securities and Corporate Bond Risk - In a recessionary environment, the mortgages or other loans underlying a mortgage-backed or asset-backed security may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities.  These risks are particularly heightened for investments in mortgage-backed or asset-backed securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.  Similarly, the Fund may experience a payment default with regard to the corporate bonds and loans in which a Fund invests if a corporate borrower has difficulty repaying interest or principal as a result of deteriorating financial conditions.

Derivatives Risk - The value of “derivatives”— so-called because their value “derives” from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments.  For some derivatives, it is possible for the Fund to lose more than the amount it invested in the derivative.  The risk of investing in certain derivative instruments also may include liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity.  These risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Performance
Performance information for the Fund is not included because the Fund had not commenced operations as of the date of this prospectus.  Performance information will be available once the Fund has at least one calendar year of performance.

Investment Advisor and Sub-Advisor
Genworth Financial Wealth Management, Inc. (“GFWM”) is the Advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Title	Experience with GFWM
Michael Abelson, CFA	Senior Vice President, Investments & Product Management	Since 2005
Zoë Brunson, CFA	Director of Investment Strategies	Since 2007

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable and will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Financial Intermediaries:  The Fund and its related companies do not pay financial intermediaries for the sale of Fund shares.  However, the Fund and its related companies may pay fees to financial intermediaries that perform administrative,  recordkeeping and shareholder services.

SUMMARY SECTION

[OPPORTUNISTIC FIXED INCOME FUND]

Investment Objective
The [Opportunistic Fixed Income Fund] (the “Fund”) seeks to maximize total investment return, consisting of a combination of interest income, capital appreciation, and currency gains.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

	Service Shares	Institutional Shares
Shareholder Fees (fees paid directly from your investment)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees	[ %]	[ %]
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses*	[ %]	[ %]
Service Shares Administrative Service Fee: [____]%
All Other Expenses: (Service Shares [___]%; Institutional Shares [___]%;
Acquired Fund Fees and Expenses	[……]%	[……]%
Total Annual Fund Operating Expenses	[ %]	[ ]%
Fee Waiver/Expense Assumption	([ ])%	([ ])%
Total Annual Fund Operating Expenses (after Fee Waiver/Expense Assumption)*	[ ]%	[ ]%

*
[Genworth Financial Wealth Management, Inc. (the “Advisor”) has contractually agreed through [              ], 2012, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses do not exceed [      ]% (net of securities lending expense reductions).  The agreement also permits the Advisor to recapture fees waived and/or expenses assumed for up to three years from the time of such waivers or expense assumptions, if the Fund’s expense level would have otherwise fallen below the stated limit.  This expense limitation agreement may not be terminated prior to [               ], 2012 unless the Board of Trustees consents to an earlier revision or termination.]

Expense Example
The following Expense Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The costs described in the Example reflect the expenses of the Fund that would result from the contractual fee waiver and expense assumption agreement with the Advisor for the first year only.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment objective under a variety of market conditions and economic cycles by investing its assets primarily in fixed and floating rate debt securities and debt obligations (including convertible bonds) of governments, government-related or corporate issuers worldwide (collectively, “bonds”).  Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures.  The Fund may also invest in securities or structured products that are linked to or derive their value from another security, asset or currency of any nation.  In addition, the Fund's assets will be invested in issuers located in at least three countries (including the U.S.). The Fund may invest a substantial portion of its assets in emerging markets.

Under normal circumstances, the Fund invests at least 80% of its assets in fixed income securities and/or investments that provide exposure to fixed income securities.  Investments in fixed income securities may include, but are not limited to, securities of governments throughout the world (including the United States), their agencies and instrumentalities, cash equivalents, debt securities of supranationals and corporations including trust-preferred securities, convertible securities, mortgage-backed securities, asset-backed securities, inflation-linked securities, equipment trusts and other securitized or collateralized debt securities.  The Fund’s investments in fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, pay-in-kind and auction rate features.  In addition, the fixed income securities purchased by the Fund may be denominated in any currency, have coupons payable in any currency and may be of any maturity or duration.  The Fund may invest in fixed income securities of any credit quality, including high yield securities, and may buy bonds that are in default.  The average maturity of debt securities in the Fund’s portfolio will fluctuate depending on the manager’s outlook on changing market, economic, and political conditions.

The Fund intends to use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. The derivatives in which the Fund may invest include, but are not limited to, options (including, but not limited to, options on futures, forwards and swap agreements), futures, forward agreements, swap agreements (including, but not limited to, interest rate, total return and credit default swaps), credit-linked securities, caps, floors, collars, structured notes and other derivative instruments.  The Fund may invest in derivatives to the extent permitted by the Investment Company Act of 1940, as amended.

The sub-advisor allocates the Fund's assets based upon its assessment of changing market, political and economic conditions.  It will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks.  The Fund pursues a diversified investment strategy and the Advisor has substantial latitude to invest across broad fixed income and currency markets.  At times, the unconstrained investment approach may lead the Advisor to have sizable allocations to particular markets, sectors and industries.  Typically, the sub-advisor seeks to exploit opportunities, where the market valuation of a particular security differs from the sub-advisor's valuation for the same security.

The Advisor actively manages the Fund’s currency exposure and attempts to generate total returns and manage risk by identifying relative valuation discrepancies among global currencies as well as implementing hedging strategies to limit unwanted currency risks.  These decisions are integrated within the macroeconomic framework analysis of global market and economic conditions.

The Fund is not a money market, stable net asset value, cash alternative, or a traditional long only fixed income fund. The Fund seeks to maximize total return, consisting of capital appreciation and current income by investing in global fixed income markets. While the sub-advisor will seek to manage the Fund's volatility and overall risk exposure in a prudent manner, it is possible that the Fund may exhibit negative returns in any particular month, quarter or a year. Nonetheless, the Fund's portfolio management team will carefully manage overall risk and will add risk when appropriately compensated by additional return.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.
There is the risk that you could lose all or a portion of your investment in the Fund. The following risks could affect the value of your investment:

Management Risk - The risk that a strategy used by the Advisor may fail to produce the intended results.

Market risk:  The risk that the market value of the Fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate.  Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

Interest rate risk:  An increase in prevailing interest rates typically causes the value of fixed income securities to fall.  Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher quality securities more than lower quality securities.  When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the Fund may have to reinvest these repayments at lower interest rates.

Credit risk:  The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract, is unable or unwilling to meet its financial obligations.  This risk is likely greater for lower quality investments than for investments that are higher quality.

Foreign investing risk:  The value of the Fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar.  Investments in foreign government bonds involve special risks because the Fund may have limited legal recourse in the event of default.  Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers.  These risks are greater for investments in emerging market issuers.  In addition, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers.

Government securities risk:  There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

High yield bond risk:  The risk that the issuer of bonds with ratings of BB (S&P) or Ba (Moody’s) or below, or deemed of equivalent quality, will default or otherwise be unable to honor a financial obligation.  These securities are considered to be predominately speculative with respect to an issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations.  Lower-quality bonds are more likely to be subject to an issuer’s default or downgrade than investment grade (higher-quality) bonds.

Illiquidity risk:  The risk that investments cannot be readily sold at the desired time or price, and the Fund may have to accept a lower price or may not be able to sell the security at all.  An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from taking advantage of other investment opportunities.

Derivatives risk:  The value of “derivatives”— so-called because their value “derives” from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments.  For some derivatives, it is possible for the Fund to lose more than the amount it invested in the derivative.  The risk of investing in certain derivative instruments also may include liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity.  These risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Performance
Performance information for the Fund is not included because the Fund had not commenced operations as of the date of this prospectus.  Performance information will be available once the Fund has at least one calendar year of performance.

Investment Advisor and Sub-Advisor
Genworth Financial Wealth Management, Inc. (“GFWM”) is the Advisor for the Fund.  [                     ] (“[            ]”) is the sub-advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	[ ]	Experience with [ ]

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable and will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Financial Intermediaries:  The Fund and its related companies do not pay financial intermediaries for the sale of Fund shares.  However, the Fund and its related companies may pay fees to financial intermediaries that perform administrative,  recordkeeping and shareholder services.

[GLOBAL TACTICAL REAL RETURN ASSETS FUND]

Investment Objective
The [Global Tactical Real Return Assets Fund] (the “Fund”) seeks to achieve real return.  Real Return is defined as total return (consisting of capital appreciation and current income) reduced by the expected impact of inflation.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

	Service Shares	Institutional Shares
Shareholder Fees (fees paid directly from your investment)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees	[ %]	[ %]
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses*	[ %]	[ %]
Service Shares Administrative Service Fee: [____]%
All Other Expenses: (Service Shares [___]%; Institutional Shares [___]%;
Acquired Fund Fees and Expenses	[……]%	[……]%
Total Annual Fund Operating Expenses	[ %]	[ ]%
Fee Waiver/Expense Assumption	([ ])%	([ ])%
Total Annual Fund Operating Expenses (after Fee Waiver/Expense Assumption)*	[ ]%	[ ]%

*
[Genworth Financial Wealth Management, Inc. (the “Advisor”) has contractually agreed through [              ], 2012, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses do not exceed [      ]% (net of securities lending expense reductions).  The agreement also permits the Advisor to recapture fees waived and/or expenses assumed for up to three years from the time of such waivers or expense assumptions, if the Fund’s expense level would have otherwise fallen below the stated limit.  This expense limitation agreement may not be terminated prior to [               ], 2012 unless the Board of Trustees consents to an earlier revision or termination.]

Expense Example
The following Expense Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The costs described in the Example reflect the expenses of the Fund that would result from the contractual fee waiver and expense assumption agreement with the Advisor for the first year only.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund

In seeking real return, under normal circumstances, the Fund invests at least 80% of its assets in the following four “real return” asset classes:  commodities and commodity-related securities, natural resource equity securities, real estate investment trusts (REITs) and other real estate-related investments, and global inflation-protected debt securities.  The Fund’s sub-advisor intends to manage the portfolio tactically using a combination of exchange-traded funds, exchange traded notes, commodity pools or trusts and /or passively managed index funds (“Underlying Funds”), and may also invest directly in securities.  The Fund’s investments are expected to provide global exposure through investment in U.S. and international securities, including developing markets.

Commodities/Natural Resources.  Commodities are assets that have tangible properties, such as oil, coal, natural gas, agricultural products, industrial metals, livestock and precious metals.  The Fund’s investments in Underlying Funds provide exposure to the commodities markets directly through investment in physical commodities, as well as indirectly through equity investments in commodity-related and natural resource-oriented industries involved in mining, exploration, energy transportation and related materials or support.  The Underlying Funds, or the Fund, may invest in “commodity-linked” or “commodity index-linked” derivative instruments such as commodity options contracts, futures contracts, options on futures contracts and commodity-linked notes and swap agreements.  The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.  The value of a commodity-linked derivative instrument is generally based upon the price movements of a physical commodity (such as oil, gas, gold, silver, other metals or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets.

The Fund may seek exposure to the commodity markets through investments in leveraged or unleveraged commodity-linked or index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices.  In some cases, the notes may have a principal protection feature that causes the note to terminate in the event of a significant decline in value.  These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index.  These notes expose the Fund to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. These notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index.  Therefore, at the maturity of the note, the Fund may receive more or less principal than it originally invested.  The Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

Real Estate-Related Securities.   The Fund’s investments in Underlying Funds provide exposure, primarily through securities of real estate investment trusts (REITs), to domestic and foreign companies that are primarily engaged in the real estate industry (real estate companies).  Typically, the majority of such real estate companies’ assets, gross income or net profits are derived from (i) development, ownership, leasing, financing, construction, management or sale of real estate, or (ii) products and services that are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages.

Inflation-Protected Debt Securities. Inflation-protected debt securities are fixed-income securities designed to protect investors from a loss of value due to inflation by periodically adjusting their principal and/or coupon according to the rate of inflation.  With respect to this portion of its portfolio, the Fund will invest in Underlying Funds that hold U.S. Treasury Inflation Protected Securities (“TIPS”) as well as foreign currency-denominated inflation-protected securities.

The Fund may also invest in other fixed-income securities not adjusted for inflation, such as U.S. Government bonds and notes, corporate bonds, mortgage-related securities and asset-backed securities.  TIPS are notes and bonds issued by the U.S. Treasury whose principal amounts are adjusted monthly to reflect the effects of inflation.  The principal value is adjusted for changes in inflation as measured by the Consumer Price Index for Urban Consumers and interest is paid on the inflation-adjusted principal.  TIPS are backed by the full faith and credit of the U.S. Government.

As of ________, 2011, the fund's basic strategic target allocation mix, or the benchmark for its combination of investments in each asset class over time, is approximately as follows: 20% Commodities;  35% Natural Resource Equity, 20% Real Estate; and 25% Inflation-Protected Debt Securities.

Tactical decisions to over or under-weight a particular asset class, or to invest in sub-categories within an asset class, are made in an effort to add value relative to the basic strategic target allocations.  The sub-advisor’s tactical asset allocation process is designed to make a series of low-correlated tactical moves in a risk-controlled framework, meant to deliver performance above that of the basic strategic target allocation mix over an entire business cycle.  The sub-advisor combines output from quantitative models with qualitative insight, to implement the global tactical real return asset strategy within a disciplined three step investment process that applies macroeconomic and financial valuation methods for asset class evaluation along with risk-controlled portfolio construction and cost-effective implementation.

The Fund’s investments in Underlying Funds and the percentages of the strategic target allocation mix may not directly correspond, because each Underlying Fund may contain various subsets of an asset class (e.g., natural resources and commodities or related equities), and the percentages are subject to review and modification by the Fund’s sub-advisor.  Although the sub-advisor will invest new assets and reinvest dividends based on the target allocations at such time, the Fund’s allocations could change substantially over time as the Underlying Funds’ asset values change due to market movements, and due to portfolio management decisions.  The sub-advisor reviews the allocations at least monthly and will adjust the allocations as the market and economic outlook changes.  Allocations are based not only on past asset class performance but more importantly on future risk/return expectations.  The Fund may replace Underlying Funds or other securities in its asset allocation model at any time, although such changes would generally be the result of a change in the asset allocation with respect to an asset class.  Although the Fund invests primarily in Underlying Funds, it may also invest in other types of securities, including open-end investment companies and cash equivalents such as money market funds or repurchase agreements.

For additional information, please see “Additional Information About the Fund’s Investment Strategies” in this Prospectus.

Principal Risks of Investing in the Fund

The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your investment in the Fund.  The following  risks could affect the value of your investment:

Management and Performance  Risk: The risk that the tactical allocation strategy used for the Fund may fail to produce the intended results.  Also, since the Fund invests all or substantially all of its assets in Underlying Funds, its performance may be adversely affected if the Underlying Funds are unable to meet their investment objectives.

Market Risk:  The risk that the market value of the Fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the global stock and bond markets fluctuate.  Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.  Because the Fund makes investments related to the real estate and commodity industries, the value of the Fund’s shares may fluctuate more than the value of shares of a fund that invests in a broader range of securities.

Commodities Risk:   The Fund’s investments in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.  Commodity-linked notes may be leveraged. For example, a three-times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

Real Estate Risk:  The value of real estate-linked derivative instruments and other real-estate related securities may be affected by risks similar to those associated with direct ownership of real estate.   Real estate values can fluctuate due to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, property tax rates, regulatory limitations on rents, zoning laws and operating expenses.  Along with the risks common to real estate and other real estate-related securities, REITs involve additional risk factors including poor performance by a REIT’s manager, changes to the tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under the Investment Company Act of 1940, as amended (the “1940 Act”). REITs have limited diversification because they may invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming. Because of these and additional factors, REITs may not exhibit the same or any correlation with inflation as real estate or other real estate securities exhibit.

Interest rate risk:  An increase in prevailing interest rates typically causes the value of fixed income securities to fall.  Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher quality securities more than lower quality securities.  When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the Fund may have to reinvest these repayments at lower interest rates.

Credit risk:  The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract, is unable or unwilling to meet its financial obligations.  This risk is likely greater for lower quality investments than for investments that are higher quality.

Foreign investing risk:  The value of the Fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar.  Investments in foreign government bonds involve special risks because the Fund may have limited legal recourse in the event of default.  Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers.  These risks are greater for investments in emerging market issuers.  In addition, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers.

Government securities risk:  There are different types of US and foreign government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Derivatives and leverage risk:  The value of “derivatives”— so-called because their value “derives” from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments.  Some derivatives and forward-settling securities involve leverage because they can provide investment exposure in an amount exceeding the initial investment.  Leverage can magnify investment risks and cause losses to be realized more quickly.  A small change in the underlying asset, instrument, or index can lead to a significant loss.  Assets segregated to cover these transactions may decline in value and are not available to meet redemptions.  It is possible for the Fund to lose more than the amount it invested in the derivative.  The risk of investing in certain derivative instruments also may include liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity.  These risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Performance
Performance information for the Fund is not included because the Fund had not commenced operations as of the date of this prospectus.  Performance information will be available once the Fund has at least one calendar year of performance.

Investment Advisor and Sub-Advisor
Genworth Financial Wealth Management, Inc. (“GFWM”) is the Advisor for the Fund.  [                     ] (“[            ]”) is the sub-advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	[ ]	Experience with [ ]

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable and will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Financial Intermediaries:  The Fund and its related companies do not pay financial intermediaries for the sale of Fund shares.  However, the Fund and its related companies may pay fees to financial intermediaries that perform administrative,  recordkeeping and shareholder services.

MORE INFORMATION ABOUT THE INVESTMENT POLICIES OF THE FUNDS

In cases where a Fund has a policy of investing, under normal circumstances, at least 80% of its assets in the type of securities suggested by its name, the term “assets” means the Fund’s net assets (including any borrowings for investment purposes) consistent with U.S. Securities and Exchange Commission (“SEC”) requirements, although the Fund does not intend to borrow for investment purposes.

Stock Index Futures.  Each Fund may use stock index futures contracts as part of their effort to remain substantially fully invested and to gain exposure to relevant equity or fixed income markets.

Currency Derivatives. [The [             ] Fund may use currency forwards, currency futures and currency option contracts as part of their effort to manage the foreign currency risk exposure of non-dollar-denominated assets held in the Funds.  The degree to which currency derivatives are used in the Funds will be directly related to the levels of non-dollar asset exposure in the Funds, and to the types of foreign currency exposures experienced, which may vary significantly over time.]

For purposes of pursuing its investment goals, the Opportunistic Fixed Income Fund may enter into various currency related transactions involving derivative instruments, including currency and cross currency forwards and currency and currency index futures contracts.  The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposure to selected currencies. The Fund may also enter into interest rate and credit related transactions involving derivative instruments, including interest rate and credit default swaps and bond/interest rate futures contracts.  The use of these derivative transactions may allow the Fund to obtain net long or net short exposures to selected interest rates, durations or credit risks. These derivative instruments may be used for hedging purposes, to enhance Fund returns or to obtain exposure to various market sectors. In addition, the Fund may invest a portion of its assets in credit-linked securities as a means of investing more rapidly and efficiently in permitted segments of the debt securities markets.

Fixed Income and Money Market Derivatives. The Underlying Funds may engage in the forward-settled purchase and sale of fixed income instruments.  The Fund may also use fixed income futures, such as US Treasury futures, and options on fixed income instruments.  The Fund may use money market futures, such as those on US Treasury bills or Eurodollar indices, and options on money market instruments.  The Fund may also engage in US dollar-denominated swap contracts in which a fixed rate of interest is exchanged for a floating rate of interest, or vice versa.  The degree to which fixed income and money market derivatives are used in the Fund will depend on the need for hedging and the availability of various investment opportunities.]

Cash and Short-Term Investments.  Each Fund may from time to time have a portion of its assets invested in money market mutual funds, cash and short-term, high-quality money market investments.  The Funds may invest in money market investments while waiting to invest cash received from purchases of Fund shares, the sale of portfolio securities or other sources.  Money market investments purchased by a Fund will be rated in one of the four highest ratings categories by an NRSRO.  Under normal market conditions, each Fund may hold cash or money market securities such as money market mutual funds, commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. government securities (such as U.S. Treasury obligations) and repurchase agreements.]

Investments in Other Investment Companies and Exchange-Traded Funds.  Each Fund may invest in other investment companies (including business development companies), ETFs and similarly structured pooled investments for the purpose of gaining exposure to certain markets while maintaining liquidity.  A Fund’s investments in shares of other investment companies (including certain ETFs) are limited by the federal securities laws and regulations governing mutual funds.  The Fund’s investments in securities of other investment companies, including ETFs, may result in the duplication of certain fees and expenses.

Asset Allocation for Fund of Funds.  Each Fund that operates as a fund of funds invests in a combination of Underlying Funds that, in turn, invest directly in a wide range of domestic and/or international securities, and use asset allocation strategies to determine how much to invest in the Underlying Funds.  Periodically, the Advisor will review the allocations for each Fund in each Underlying Fund.  A Fund’s target allocation and the approved Underlying Funds may change from time to time in the sole and absolute discretion of the Advisor and without notice to Fund shareholders, as long as the allocation maintains, under normal circumstances, a prescribed mix of exposure based on the Fund’s principal investment strategies.  In addition, when the Advisor determines that market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocations of a Fund.  To maintain target allocations, adjustments may be made by purchasing or selling shares of the Underlying Funds or by applying future investments and redemptions by the Fund in proportions necessary to rebalance the investments in the Underlying Funds.

Limitations on Investments in Underlying Funds.  Ordinarily, the Investment Company Act of 1940 (the “1940 Act”) prohibits a mutual fund from buying more than 3% of the shares of any other single mutual fund, investing more than 5% of its assets in any other single mutual fund, or investing more than 10% of its assets in other mutual funds generally.  However, the Trust intends to rely on provisions of the 1940 Act that permit a fund to operate as a fund of funds that invests in underlying affiliated mutual funds, along with certain other investments.  To the extent that the percentage limitations would continue to apply to a Fund’s investment in unaffiliated Underlying Funds, certain funds (including ETFs) have obtained exemptive orders from the Securities and Exchange Commission (“SEC”) permitting other investment companies, such as the Funds, to acquire their securities in excess of the percentage limits of the 1940 Act.  Each Fund that invests in Underlying Funds intends to rely on such exemptive orders from time to time.

Liquidity of Investments.  Adverse market developments or unfavorable investor perceptions may cause the securities held by an Underlying Fund, or the Underlying Fund itself, to become less liquid. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a Fund or an Underlying Fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell a security can adversely affect a Fund’s or an Underlying Fund’s value or prevent a Fund or an Underlying Fund from being able to take advantage of other investment opportunities. Additionally, in order to meet redemption requests, a Fund or an Underlying Fund may be forced to sell liquid securities at an unfavorable time and on unfavorable conditions causing a loss to the Fund or Underlying Fund.

MORE INFORMATION ABOUT THE PRINCIPAL RISKS OF INVESTMENT
Mutual funds, using professional investment managers, invest shareholders’ money in securities.  As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund can give any assurance that its investment objective will be achieved.  Because the value of your investment in a Fund will fluctuate, there is also a risk that you may lose money.

The alphabetized table below, and the descriptions that follow, describe the principal risks of investing in the Funds.  These risks could adversely affect the net asset value and total return of a Fund and your investment.

• Applicable -- Not Applicable	[Strategic Asset Allocation Fund	[Tactical Constrained Asset Allocation Fund]	[Tactical Unconstrained Asset Allocation Fund]	[Absolute Return Asset Allocation Fund]	[Opportunistic Fixed Income Fund]	Global Tactical Real Return Assets Fund
Credit Risks	•	•	•	•	•	•
Derivatives Risks	•	•	•	•	•	•
Emerging Markets Risks	•	•	•	•	•	•
Foreign Securities Risks	•	•	•	•	•	•
Fund of Funds Risk	•	•	•	•		•
High-Yield Debt Securities Risks	•	•	•	•	•	•
Interest Rate Risks	•	•	•	•	•	•
Lending Portfolio Securities Risks	•	•	•	•	•	•
Liquidity Risks	•	•	•	•	•	•
Manager Risks	•	•	•	•	•	•
Maturity Risks	•	•	•	•	•	•
Mortgage- and Asset-Backed Securities Risks	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Municipal Securities Risks					•	•
Real Estate Investment Trust Risks	•	•	•	•		•
Sector Focus Risks				•	•	•
Small and Medium Company Risks	•	•	•	•	•	•
Stock Market Risks	•	•	•	•	•	•
Tax Risks	•	•	•	•	•	•
U.S. Government Agency Obligations Risks	•	•	•	•	•	•

•
Credit Risks: Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.  This would reduce the income available for distribution to shareholders as well as the value of a Fund’s shares.

Derivatives Risks:  A derivative is a contract with a value based on the performance of an underlying financial asset, index or other measure.  The types of derivatives that might be used within the Funds may include futures and forward contracts, options, swaps and other similar instruments.  The use of derivative contracts may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be complex and may perform in ways unanticipated by the Funds’ manager.  Derivatives may be volatile, difficult to value, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.  The Funds may use derivatives for risk management and investment purposes, in a manner that may be different for each Fund, as noted below.

All of the Funds may use stock index futures for the purpose of gaining full exposure to the Funds’ benchmark.  In general, the use of stock index futures for this purpose does not significantly increase the Funds’ risk and does not lead to leverage within the Funds.

The Underlying Funds held by the Absolute Return Asset Allocation Fund, Opportunistic Fixed Income Fund, and Global Tactical Real Return Assets Fund may engage in currency futures, currency forwards and currency option contracts for the purpose of hedging exposures within the Funds to non-dollar-denominated assets.  In general, the use of currency derivative contracts for hedging may reduce the overall risk level of the Funds, albeit at a cost that may lower overall performance.  In addition, the use of currency derivatives may not match or fully offset changes in the value of the underlying non-dollar-denominated assets, thereby failing to achieve, to an extent, the original purpose for using the currency derivatives.  The use of over-the-counter currency derivatives involves the risk that the counterparty to the currency derivative will fail to make required payments or otherwise comply with the terms of the contract.  In general the use of currency derivatives for hedging purposes will not lead to leverage within the Funds.

•
Emerging Markets Risks:  In addition to the risks generally associated with investing in foreign securities, countries with emerging markets may also have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.

•
Foreign Securities Risks:  The risks of investing in foreign securities can increase the potential for losses in a Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

•
High-Yield Debt Securities Risks:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Although junk bonds generally pay higher rates of interest than higher-rated securities, they are subject to a greater risk of loss of income and principal.  Junk bonds are subject to greater credit risk than higher grade securities and have a higher risk of default.  Companies issuing high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher grade securities.  Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.

•
Interest Rate Risks:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.  If the market value of a Fund’s investments decreases, investors in those Funds may lose money.

•
Lending Portfolio Securities Risks:  To generate additional income, each Fund may lend its portfolio securities to financial institutions that are believed to be creditworthy.  Loaned securities will be secured by cash collateral that the Fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds.  Securities lending involves two primary risks: “investment risk” and “borrower default risk.”  Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower.  Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

•
Liquidity Risks:  The securities of many smaller companies may have less “float” (the number of shares that normally trade) and attract less market interest and, therefore, are subject to liquidity risk.  Liquidity risk is the risk

•
that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.  This may cause a Fund to buy or sell securities at less favorable prices or in different quantities, which may negatively affect the Fund’s ability to achieve its objectives.

•
Manager Risks:  Manager risks are the risks that the Advisor will do a poor job of monitoring the sub-advisors, and the risks that one of the sub-advisors will do a poor job of selecting securities or implementing a strategy, and thus fail to meet a Fund’s investment objectives.  As with any mutual fund, there can be no guarantee that a particular Fund will achieve its objectives.

•
Maturity Risks:  The Funds invest in fixed income securities with a range of maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

•
Mortgage- and Asset-Backed Securities Risks:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, a Fund holding such security may have to replace the security by investing the proceeds in a less attractive security.  This may reduce such Fund’s share price and its income distributions.

•
Municipal Securities Risks:  The investment return of a municipal security depends on the ability of issuers of the municipal securities, or any entity providing a credit enhancement, to continue to meet their obligations for the payment of interest and principal when due.  Any adverse economic conditions or developments affecting the states or municipalities that issue the municipal securities in which a Fund invests could negatively impact the Fund.

•
Real Estate Investment Trust Risks:  Some of the risks of equity and mortgage REITs are that the performance of such REITs depends on how well the REIT manages the properties it owns.  An equity REIT holds equity positions in real estate and provides its shareholders with income from the leasing of its properties and capital gains from any sale of properties.  Accordingly, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts.  A decline in rental income may occur because of extended vacancies, the failure to collect rents, increased competition from other properties or poor management.  A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows.  A mortgage REIT specializes in lending money to developers of properties and passes any interest income earned to its shareholders.  Accordingly, mortgage REITs may be affected by the quality of any credit extended.  The [                ] Fund attempt to minimize these risks by selecting REITs diversified by sector (i.e., shopping malls, apartment building complexes, health care facilities) and geographic location.

•
Sector Focus Risks:  To the extent that a Fund focuses its investments in one or more sectors, it may be subject to the risks affecting that sector more than a fund that invests in a wide variety of market sectors would.  The following describes the risks associated with the various sectors in which some of the Funds may focus:

•
Small and Medium Company Risks:  A Fund that invests primarily in the equity securities of small or medium companies is subject to certain risks.  Small and medium companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of a Fund’s assets.

•
Stock Market Risks:  Funds that invest in equity securities are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, a Fund’s share price is likely to decline in value.  A Fund’s focus on certain types of stocks (such as small or large cap) or a style of investing (such as value or growth) subjects it to the risk that its performance may be lower than that of other types of equity funds that focus on other types of stocks or that have a broader investment style (such as general market).

•	Tax Risks: [To Be Provided]

•
U.S. Government Agency Obligations Risks:  Government agency obligations have different levels of credit support and therefore, different degrees of credit risk.  Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing

•
Administration and Ginnie Mae®, present little credit risk. Government agency obligations also include instruments issued by certain instrumentalities established or sponsored by the U.S. government, including the Federal Home Loan Banks, the Federal National Mortgage Association (‘‘FNMA” or “Fannie Mae©”), and the Federal Home Loan Mortgage Corporation (‘‘FHLMC’’ or “Freddie Mac©”). Although these securities are issued, in general, under the authority of an Act of Congress, the U.S. government is not obligated to provide financial support to the issuing instrumentalities and these securities are neither insured nor guaranteed by the U.S. government. The U.S. Department of the Treasury has the authority to support FNMA and FHLMC by purchasing limited amounts of their respective obligations. In addition, the U.S. government has recently provided financial support to FNMA and FHLMC with respect to their debt obligations. However, no assurance can be given that the U.S. government will always do so or would do so yet again.

TEMPORARY DEFENSIVE POSITIONS
Each Fund is permitted to invest up to 100% of its assets in cash or cash equivalents as a temporary defensive position during adverse market, economic, political or other conditions in order to protect the value of its assets or maintain liquidity.  A Fund may not achieve its investment objectives to the extent that it engages in such a temporary defensive strategy.

PORTFOLIO TURNOVER
Generally, the Funds will not invest for short-term trading purposes.  A Fund’s annual portfolio turnover rate shows changes in portfolio investments.  Buying and selling securities generally involves expenses to the Funds, such as broker commissions and other transaction costs.  A high turnover rate (100% or more) in any year will result in higher transaction costs to the Funds.  A higher turnover rate also could result in more realization of taxable capital gains within the Funds, which would increase taxes payable by shareholders.  Frequent buying and selling of securities could result in the distribution of short-term capital gains that are taxed at ordinary income rates.

The Funds cannot accurately predict future annual portfolio turnover rates.  Each Fund’s portfolio turnover rate may vary substantially from year-to-year since portfolio adjustments are made when conditions affecting relevant markets, particular industries or individual issues warrant such adjustments.  A Fund may experience an increase in its portfolio turnover rate when the Fund’s portfolio is modified in connection with a change in the Fund’s sub-advisor.

DISCLOSURE OF PORTFOLIO HOLDINGS
The Funds disclose their portfolio holdings semi-annually in shareholder reports and in quarterly SEC filings.  The Funds also post their respective portfolio holdings on their website at www.GenworthWealth.com 30 days after the end of each month.  A further description of the Funds’ policies and procedures regarding the disclosure of portfolio holdings can be found in the Funds’ Statement of Additional Information, which can be obtained free of charge by contacting the Funds’ transfer agent at (888) 278-5809.

MANAGEMENT OF THE FUNDS
Investment Advisor
Genworth Financial Wealth Management, Inc., 2300 Contra Costa Boulevard, Suite 600, Pleasant Hill, California 94523-3967, serves as the investment advisor to each of the Funds under an investment advisory agreement with the Trust (the “Investment Advisory Agreement”).  GFWM is registered as an investment advisor with the SEC.

The Advisor is a subsidiary of Genworth Financial, Inc. (“Genworth”), a publicly traded company. Genworth, headquartered in Richmond, Virginia, is an insurance company in the United States with a global presence, with operations in more than 25 countries. Genworth serves the life and lifestyle protection, retirement income, investment and mortgage insurance needs of more than 15 million customers.

The Advisor has overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, and subject to review and approval by the Board of Trustees of the Trust (the “Board of Trustees” or the “Board”): (i) sets the Fund’s overall investment strategies; (ii) in some cases, manages the Fund’s portfolio of investments; (iii) in other cases, evaluates, selects and recommends sub-advisors to manage all or part of a Fund’s assets; (iv) when appropriate, allocates and reallocates a Fund’s assets among sub-advisors; (v) monitors and evaluates the performance of sub-advisors, including their compliance with the investment objectives, policies and restrictions of the Fund; and (vi) implements procedures to ensure that the sub-advisors comply with the Fund’s investment objectives, policies and restrictions.  The Advisor has ultimate responsibility (subject to oversight by the Trust’s Board of Trustees)

to oversee any sub-advisors and recommends their hiring, termination and replacement.  Zoё Brunson and Michael Abelson of GFWM are responsible for establishing the Funds’ overall investment strategies and evaluating and monitoring the sub-advisors’ management of the Funds.

The Advisor receives an annual fee from each Fund for its services according to the following table:

Fund	Advisory Fee (as a percentage of average daily net assets)
[Strategic Asset Allocation Fund]	[ ]%
[Tactical Constrained Asset Allocation Fund]	[ ]%
[Tactical Unconstrained Asset Allocation Fund]	[ ]%
[Absolute Return Asset Allocation Fund]	[ ]%
[Opportunistic Fixed Income Fund]	[ ]%
[Global Tactical Real Return Assets Fund]	[ ]%

The Advisor has entered into an Fee Waiver and Expense Assumption Agreement in which it has agreed to waive fees and/or assume expenses otherwise payable by each Fund to the extent necessary to ensure that each Fund’s Total Annual Fund Operating Expenses do not exceed a stated maximum percentage (net of securities lending expense reductions) (“cap”) for the period ending on [          ], 2012.  Under the Agreement, the Advisor may recapture waived fees and expenses it assumed for a three-year period under specified conditions.  The expense cap for each Fund (net of securities lending credit) is as follows:

Fund	Expense Cap
[Strategic Asset Allocation Fund]	[ ]%
[Tactical Constrained Asset Allocation Fund]	[ ]%
[Tactical Unconstrained Asset Allocation Fund]	[ ]%
[Absolute Return Asset Allocation Fund]	[ ]%
[Opportunistic Fixed Income Fund]	[ ]%
[Global Tactical Real Return Assets Fund]	[ ]%

The Advisor’s primary business is to operate the Genworth Financial Wealth Management, Inc. investment platform (the “GFWM Platform”), a managed account platform that is used by financial advisors, such as investment advisors and broker-dealers, to deliver investment advisory, asset allocation and back office administrative services to their clients. Through the GFWM Platform, investors can invest in, among other things, a variety of asset allocation portfolios using open-end mutual funds and other investment vehicles. The Funds are included among the many investment solutions made available through the GFWM Platform. GFWM advised and administered in excess of $16 billion in investor assets as of June 30, 2010, including mutual funds, variable annuities, ETFs and privately managed accounts.

GFWM invests a portion of its revenues from operating the GFWM Platform back into the program in the form of allowances to certain participating financial advisors that utilize the platform. Under its Gold /Platinum Premier Consultant Program, representatives (“Financial Advisors”) of financial advisory firms (“Financial Advisory Firms”) are entitled to receive a quarterly business development allowance for reimbursement for qualified marketing/practice management expenses incurred by the Financial Advisor. These amounts range from $5,000 to $105,000 annually, depending on the amount of the individual Financial Advisor’s client assets managed within the GFWM Platform. Similarly, GFWM provides opportunities for Financial Advisory Firms participating in the GFWM Platform to receive fee reductions and/or allowances in amounts ranging from a percentage of the value of Account assets of Clients referred to GFWM by Financial Advisors associated with that Firm to a percentage of the value of new assets invested in such Accounts during a certain time period, invested through the Platform, generally between 0.02% to 0. 10% . of the amount of client assets invested through the GFWM Platform. These arrangements are entered into between GFWM and Financial Advisory Firms on an individually negotiated basis. A financial advisory firm may agree to provide GFWM with introductions to and information concerning its advisory representatives, provide the representatives with information concerning GFWM’s Platform and products, and permit GFWM to participate in broker-dealer meetings and workshops. Financial Advisors may also receive discounted pricing on affiliate coaching programs. In addition to the fee reductions and/or allowances granted the financial advisory firm by GFWM, GFWM may agree to provide the financial advisory firm or its Financial Advisors with organizational consulting, education, training and marketing support.

GFWM may sponsor annual conferences for participating Financial Advisors designed to facilitate and promote the success of the GFWM Platform and its participating financial advisors. GFWM may offer portfolio strategists, investment managers and investment management firms, who may also be sub-advisors for the Funds, the opportunity to contribute to the costs of GFWM’s annual conference and be identified as a sponsor of a portion of the conference. GFWM also may bear the cost of airfare for certain Financial Advisors to attend GFWM’s annual conference or to conduct due diligence visits to GFWM’s offices. In addition, GFWM may, from time to time, contribute to the costs incurred by participating Financial Advisory Firms in connection with conferences or other client events conducted by Financial Advisory Firms and their Financial Advisors.

The Advisor has entered into a sub-advisory agreement with each sub-advisor and compensates each sub-advisor out of the investment advisory fees it receives from the applicable Fund.  The Advisor may, from time to time, engage one or more consultants to provide research, including statistical information and economic data that the Advisor uses when (i) selecting sub-advisors for the Funds; (ii) monitoring the ongoing performance and operations of the sub-advisors; (iii) making recommendations to the Board of Trustees about hiring and changing sub-advisors; and (iv) determining asset allocation strategies to be used for the Funds.  The Advisor pays any such consultant fees from its own resources.

Each sub-advisor makes investment decisions for the assets it has been allocated to manage.  The Advisor oversees the sub-advisors for compliance with each Fund’s investment policies and guidelines, and monitors each sub-advisor’s adherence to its investment style.  The Board of Trustees supervises the Advisor and the sub-advisors, establishes policies that they must follow in their management activities and oversees the hiring and termination of sub-advisors recommended by the Advisor.  The SEC has issued an exemptive order (the “Exemptive Order”) that permits the Advisor, subject to certain conditions and approval by the Board of Trustees, but without shareholder approval, to hire new sub-advisors for new or existing Funds, change the terms of particular agreements with sub-advisors or continue the employment of existing sub-advisors after events that would otherwise cause an automatic termination of a sub-advisory agreement.  Within 90 days of retaining a new sub-advisor, shareholders of any affected Fund will receive notification of the change.  The Exemptive Order relieves the Funds from the requirement to disclose certain fees paid to sub-advisors (except to any sub-advisors affiliated with the Advisor) in documents filed with the SEC and provided to shareholders.

A discussion regarding the basis for the Board’s approval of each advisory and sub-advisory agreement will be available in a future shareholder report.

Sub-Advisors and Portfolio Managers
The Advisor has engaged sub-advisors to manage the portfolios of the Opportunistic Fixed Income Fund and the Global Tactical Real Return Assets Fund.  The Advisor’s investment professionals manage the portfolios of the other Funds.  The following portfolio managers set forth below are responsible for the day-to-day portfolio management of the respective Funds.  The Funds’ Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Funds they manage.

Opportunistic Fixed Income Fund:
[Sub-Advisor] [(“Abbreviated Name”)], [Address], serves as the sub-advisor to the Opportunistic Fixed Income Fund.  [Insert information about Sub-Advisor, including assets under management, parent company, etc.]  [Sub-Advisor]’s portfolio team consists of the following individuals:

•	[Name of PM]
[Title]
[Description of PM experience and education.]

[Name of PM]
[Title]
[Description of PM experience and education.]

Global Tactical Real Return Assets Fund:
[Sub-Advisor] [(“Abbreviated Name”)], [Address], serves as the sub-advisor to the Global Tactical Real Return Assets Fund.  [Insert information about Sub-Advisor, including assets under management, parent company, etc.]  [Sub-Advisor]’s portfolio team consists of the following individuals:

•	[Name of PM]
[Title]
[Description of PM experience and education.]

•	[Name of PM]
[Title]
[Description of PM experience and education.]

VALUATION OF FUND SHARES
Shares of each Fund are sold at the net asset value per share (“NAV”), which is determined by each Fund generally as of 4:00 p.m. Eastern time on each day that the Fund is open for business.  Each Fund is generally open on days that the New York Stock Exchange (“NYSE”) is open for trading.  Purchase and redemption requests are priced at the next NAV calculated after receipt of such requests.  The NAV per share is determined by dividing the value of a Fund’s securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets - liabilities / # of shares = NAV per share).  The NAV takes into account the expenses and fees of each Fund, including management, administration and shareholder servicing fees, which are accrued daily.

Each Fund’s and Underlying Fund’s securities are generally valued each day at their current market value.  If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees.

Trading in Foreign Securities
The securities markets on which the foreign securities owned by a Fund or Underlying Fund are traded may be open on days that the Fund or Underlying Fund does not calculate its NAV.  Because foreign markets may be open at different times than the NYSE, the value of a Fund’s or Underlying Fund’s shares may change on days when shareholders are not able to buy or sell them.  The Funds and Underlying Funds translate prices for their investments quoted in foreign currencies into U.S. dollars at current exchange rates.  As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s or Underlying Fund’s NAV.

If events materially affecting the values of a Fund’s or Underlying Fund’s foreign investments (in the opinion of the Advisor and the appropriate sub-advisor or the Underlying Fund’s investment advisor) occur between the close of foreign markets and the close of regular trading on the NYSE, or if reported prices are believed by the Advisor or the sub-advisors or the Underlying Fund’s investment advisor to be unreliable, these investments will be valued at their fair value in accordance with the Trust’s or Underlying Fund’s fair valuation procedures.  The Funds and Underlying Funds may rely on third-party pricing vendors to monitor for events materially affecting the values of foreign investments during the period between the close of foreign markets and the close of regular trading on the NYSE.  In certain circumstances, if events occur that materially affect the values of the Funds’ or Underlying Funds’ foreign investments, the third-party pricing vendors will provide revised values to the Funds or Underlying Funds.

The use of fair value pricing by the Funds or Underlying Funds may cause the NAVs of their shares to differ from the NAVs that would be calculated by using closing market prices.  Also, due to the subjective nature of fair value pricing, a Fund’s or Underlying Fund’s value for a particular security may be different from the last quoted market price.

PURCHASING FUND SHARES
How to Purchase Fund Shares
Financial institutions and intermediaries on behalf of their clients may purchase shares on any day that the NYSE is open for business by placing orders with U.S. Bancorp Fund Services, LLC (“USBFS”), the Funds’ transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders electronically through those systems.  Cash investments must be transmitted or delivered in federal funds to the Funds’ wire agent by the close of business on the day after the order is placed.  Each Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, have been designated as agents authorized to accept purchase, redemption and exchange orders for Fund shares.  These intermediaries are required by contract and applicable law to ensure that orders are executed at the NAV next determined after the intermediary receives the request in good form.  These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

In accordance with the U.S.A. PATRIOT Act of 2001, please note that the financial institution or intermediary will verify certain information on your account as part of the Funds’ Anti-Money Laundering Program.  As requested by your financial intermediary, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing a P.O. Box will not be accepted.

Minimum Purchases
The Funds have no investment minimums, however, the financial institutions and intermediaries that sell the Funds’ shares may have established minimum values for the accounts that they handle.

SELLING (REDEEMING) FUND SHARES
How to Sell Your Fund Shares
Shareholders may sell (redeem) their Fund shares through their financial institutions or intermediaries on any business day by following the procedures established when they opened their account or accounts.  The sale price of each share will be the next NAV determined after a Fund (or authorized intermediary) receives a request to sell or redeem Fund shares.  Normally, a Fund will pay for redeemed shares on the next business day after receiving a request, but it could take as long as seven days.

Redemption-in-Kind
Each Fund generally pays sale (redemption) proceeds in cash.  However, under unusual conditions where the payment of cash is not in the best interest of a Fund or its remaining shareholders, a Fund might pay all or part of a shareholder’s redemption proceeds in liquid securities with a market value equal to the redemption price (redemption-in-kind).  If shares are redeemed in kind, a shareholder is likely to pay brokerage costs to sell the securities distributed, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares
Each Fund may suspend a shareholder’s right to sell shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons as permitted by law.

EXCHANGE PRIVILEGE
Shareholders of record may exchange shares of any Fund for shares of any other Fund on any business day by contacting their financial institution or intermediary.  The financial institution or intermediary will contact the Funds’ transfer agent to complete the exchange.  This exchange privilege may be changed or canceled by a Fund at any time upon 60 days notice.  Exchanges are generally made only between identically registered accounts.  Any exchange involving a change in ownership will require a written request with signature(s) guaranteed.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the NYSE Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notary public is not an acceptable signature guarantor.  Exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another; as a result, there may be tax consequences of the exchange.  A shareholder could realize short- or long-term capital gains or losses.  An exchange request received prior to the close of the NYSE will be made at that day’s closing NAV per share.  The Funds reserve the right to refuse the purchase side of any exchange that would not be in the best interests of a Fund or its shareholders and could adversely affect the Fund or its operations.

MARKET TIMING POLICY
Excessive or short-term purchases and redemptions of Fund shares have the potential to harm the Funds and their long-term shareholders.  Such frequent trading of Fund shares may lead to, among other things, dilution in the value of Fund shares held by long-term shareholders, interference with the efficient management of the Funds’ portfolios and increased brokerage and administrative costs.  In addition to these generally applicable risks, Funds that invest a substantial portion of their assets in certain types of securities may be subject to additional risks.  For example, Funds that invest in foreign securities that trade in overseas markets, may be subject to the risk of a particular form of frequent trading called time-zone arbitrage, where shareholders of the Fund seek to take advantage of time-zone differences between the close of the overseas markets in which the Fund’s securities are traded, and the close of U.S. markets.  Arbitrage opportunities also may occur in Funds that hold small capitalization or small company or in Funds that invest in thinly-traded securities (such as high-yield securities).

The Funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets.  Accordingly, the Funds’ Board of Trustees has adopted policies and procedures that are designed to deter such excessive or short-term trading.  In general, the Funds consider trading activity to be suspect if there is a purchase and redemption transaction within any three-day period although longer periods may also be suspect.  The size of such transactions also may be taken into account.

The Advisor takes an active role in seeking to monitor, identify and prevent abusive or excessive short-term trading activity in the Funds.  The majority of purchase and redemption orders are submitted on behalf of clients invested in the GFWM Platform.  Due to the nature of the GFWM Platform, where Fund purchase and redemption transactions are effected in connection with an asset allocation model, it is highly unlikely that individual investment advisors or investors could engage in abusive trading strategies within the platform.  In other cases, where the Funds are made available outside of the GFWM Platform, the Advisor will work with the Funds’ transfer agent to restrict trading in Fund shares upon identifying suspected market timer activity.  The Advisor periodically reviews the Funds’ purchase and redemption activity in order to detect possible market-timing.  The Funds reserve the right to take appropriate action as they deem necessary to combat excessive or short-term trading of Fund shares, including, but not limited to, refusing to accept purchase orders.  Although the Funds take steps to prevent abusive trading practices, there is no guarantee that all such practices will be detected or prevented.

Under no circumstances will the Funds, the Advisor or the distributor enter into any agreements with any investor to encourage, accommodate or facilitate excessive or short-term trading in the Funds.

DISTRIBUTION OF FUND SHARES
Distributor
Capital Brokerage Corporation, an affiliate of the Advisor, 6620 West Broad Street, Building 2, Richmond, Virginia 23230, is the distributor for the shares of each of the Funds.  Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the sub-distributor to each of the Funds.  Both Capital Brokerage Corporation and Quasar Distributors, LLC are registered broker-dealers and members of the Financial Industry Regulatory Authority, Inc.  Shares of each Fund are offered on a continuous basis.

Distribution Plan
The Trust, on behalf of the Funds, has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended, to provide certain distribution activities and shareholder services for the Funds and their shareholders.  Each Fund pays 0.25% per year of its average daily net assets for such distribution and shareholder service activities.  As these fees are paid out of a Fund’s assets on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Amounts may be paid under the Funds’ 12b-1 Distribution Plan to brokers, dealers, advisors and others.  For example, Rule 12b-1 fees are paid to mutual fund supermarkets that perform back office shareholder servicing and recordkeeping services that facilitate the operation of the GFWM Platform through which the Funds are primarily distributed.  The Advisor (and its affiliates) similarly receive portions of such 12b-1 payments for their services provided in connection with the GFWM Platform.  Payments under the 12b-1 Distribution Plan are not tied exclusively to distribution or shareholder servicing expenses actually incurred by the distributor or others, and the payments may exceed or be less than the amount of expense actually incurred.

COUNSEL, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND SERVICE PROVIDERS
Legal Counsel and Independent Registered Public Accounting Firm
Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania 19103, serves as legal counsel to the Trust.  __________________________, serves as the independent registered public accounting firm for the Funds.

Custodian, Fund Administrator, Transfer Agent, Fund Accountant and Shareholder Servicing Agents
U.S. Bank N.A. serves as custodian for each Fund’s cash and securities.  The custodian does not assist in, and is not responsible for, investment decisions involving assets of the Funds. USBFS serves as each Fund’s administrator, transfer agent and fund accountant.  In addition, certain other organizations that provide recordkeeping and other shareholder services may be entitled to receive fees from a Fund for shareholder support.  Such support may include, among other things, assisting investors in processing their purchase, exchange or redemption requests, or processing dividend and distribution payments.

DIVIDENDS, DISTRIBUTIONS AND TAXES
DISTRIBUTIONS

Dividends and Distributions. [Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code.  As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you.  All Funds expect to declare and distribute all of their net investment income, if any, as dividends at least annually.  Each Fund will distribute net realized capital gains, if any, at least annually usually in December. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual Statements.  Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year.  Your statement will show the exempt-interest dividends you received and the separately-identified portion that constitutes an item of tax preference for purposes of the alternative minimum tax.  Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.  The Funds may reclassify income after your tax reporting statement is mailed to you.  Prior to issuing your statement, the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, you will receive a corrected Form 1099-DIV to reflect reclassified information.

Avoid “Buying a Dividend”.  At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund.  A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable.

TAXES

Tax Considerations.  Each Fund expects, based on its investment objectives and strategies, that its distributions, if any, will be taxable to you as ordinary income, capital gains, or some combination of both.  This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.  With respect to taxable years of a Fund beginning before January 1, 2011, unless such provision is extended or made permanent, a portion of income dividends designated by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

Sale or Redemption of Fund Shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized.  For tax purposes, an exchange of your Fund shares for shares of a different AssetMark Fund is the same as a sale.

Backup Withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares.  The Funds also must withhold if the Internal Revenue Service instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Other.  Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes. If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.  Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits.  Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Fund from long-term capital gains, if any, exempt-interest dividends and, with respect to taxable years of a Fund that begin before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends.  However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Receipt of Excess Inclusion Income by a Fund.  A Fund may derive “excess inclusion income” from certain equity interest in mortgage pooling vehicles either directly or through an investment in a U.S. REIT.  If, contrary to expectation, a Fund were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to Fund shareholder with special tax consequences.

This discussion of “Dividends, distributions and taxes” is not intended or written to be used as tax advice.  Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Funds.]

OTHER INFORMATION

Commodity Pool Operation Exemption
The Trust has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”), and therefore, is not subject to registration or regulation as a pool operator under the CEA.

Conversion to Master/Feeder Fund Structure
In lieu of investing directly, the Funds are authorized to seek to achieve their investment objectives by converting to a Master/Feeder Fund structure pursuant to which each Fund would invest all of its investable assets in an investment company having substantially the same investment objectives and policies as the Fund.  There is no current intention to convert the Funds to a Master/Feeder Fund structure.

FINANCIAL HIGHLIGHTS
No financial information is presented for the Funds as they had not commenced operations as of the date of this Prospectus.

AssetMark Funds II®

[Strategic Asset Allocation Fund] Ticker: [         ])
[Tactical Constrained Asset Allocation Fund] (Ticker: [         ])
[Tactical Unconstrained Asset Allocation Fund] (Ticker: [         ])
[Absolute Return Asset Allocation Fund] (Ticker: [         ])
[Opportunistic Fixed Income Fund] (Ticker: [           ])
[Global Tactical Real Return Assets Fund] (Ticker: [           ])

Investment Advisor	Genworth Financial Wealth Management, Inc. 2300 Contra Costa Blvd., Suite 600 Pleasant Hill, CA 94523
Legal Counsel	Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103
Independent Registered Public Accounting Firm
Transfer Agent, Fund Accountant and Fund Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Custodian	U.S. Bank N.A. Custody Operations 1555 North RiverCenter Drive, Suite 302 Milwaukee, WI 53212
Distributor	Capital Brokerage Corporation 6620 West Broad Street, Building 2 Richmond, VA 23230

[LOGO]
Privacy Policy

At Genworth Financial and our family of companies, we appreciate your business and the trust you have placed in us.  Our privacy philosophy reflects the value of your trust.  We are committed to protecting the personal data we obtain about you.  Please know that we do not sell your personal data. In order to provide services or products to you, we may use your personal data.  To further understand our Privacy Policy, please review the following details.

What personal data may we collect about you?
We may collect your personal data to provide you with the products or services you requested.  We may obtain it from your application, your transactions with us, and outside parties such as consumer reporting agencies.  We may collect personal data about you to process transactions and to prevent fraud.  Where required, we will obtain your consent before collecting it.  The personal data may include:

•	Name and address
•	Income and assets
•	Accounts at other institutions
•	Social security or taxpayer identification number

What do we do with your personal data?
We comply with Federal and State requirements related to the protection and use of your data.  This means that we only share data where we are permitted or required to do so. We also may be required to obtain your authorization before disclosing certain types of personal data.

We may use your personal data in order to:
•	Process transactions
•	Respond to your requests
•	Prevent fraud
•	Comply with regulatory requirements
•	Share with you related products and services we offer

 We do not sell personal data about current or former customers or their accounts.  We do not share your personal data for marketing purposes.  When affiliates or outside companies perform a service on our behalf, we may share your personal data with them.  We require them to protect your personal data, and we only permit them to use your personal data to perform these services.

Examples of outside parties who may receive your personal data are:
•	Your agent or representative
•	Your brokerage firm
•	State or Federal authorities
•      Other companies or service providers supporting your policy, contract, or account.

How do we protect your personal data?
In order to protect your personal data, we maintain physical, electronic and procedural safeguards.  We review these safeguards regularly in keeping with technological advancements.  We restrict access to your personal data. We also train our employees in the proper handling of your personal data.

Our commitment to keeping you informed.
We will send you a Privacy Policy each year while you are our customer. In the event we broaden our data sharing practices, we will send you a new Privacy Policy.

FOR MORE INFORMATION

You may obtain the following and other information on the Funds free of charge:

Statement of Additional Information (“SAI”) dated [             ], 2010:
The SAI of the Funds provides more details about each Fund’s policies and management.  The Funds’ SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report:
The annual and semi-annual reports provide additional information about each Fund’s investments, as well as the most recent financial reports and portfolio listings.  As of the date of this prospectus, annual and semi-annual reports for the Funds are not yet available because the Funds had not commenced operations until the date of this prospectus. The annual report will contain a discussion of the market conditions and investment strategies that affected each Fund's performance during the prior fiscal year.

To receive any of these documents or the Prospectus of AssetMark Funds II free of charge or to make inquiries or request additional information about AssetMark Funds II, please contact us.

By Telephone:
(888) 278-5809

By Mail:
AssetMark Funds II

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

By Internet:
www.GenworthWealth.com

From the SEC:
You may review and obtain copies of AssetMark Funds’ information (including the SAI) at the SEC Public Reference Room in Washington, D.C.  Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about each Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

1940 Act File No. 811-22486

[LOGO]

AssetMark Funds II®

Prospectus
[            ], 2010

ASSETMARK FUNDS II

STATEMENT OF ADDITIONAL INFORMATION

[                  ], 2010

[SUBJECT TO COMPLETION]

[Strategic Asset Allocation Fund] (Ticker: [         ])
[Tactical Constrained Asset Allocation Fund] (Ticker: [         ])
[Tactical Unconstrained Asset Allocation Fund] (Ticker: [         ])
[Absolute Return Asset Allocation Fund] (Ticker: [         ])
[Opportunistic Fixed Income Fund] (Ticker: [           ])
[Global Tactical Real Return Assets Fund] (Ticker: [           ])

Service Shares
Institutional Shares

This Statement of Additional Information (“SAI”) provides general information about each of the series (individually, a “Fund” and collectively, the “Funds”) of AssetMark Funds II.  This SAI is not a prospectus and should be read in conjunction with the Funds’ current Prospectus dated [           ], 2010, as supplemented and amended from time to time, which is incorporated herein by reference.  To obtain a copy of the Prospectus, please write or call the Funds at the address or telephone number below.

The Funds have not commenced operations as of the date of this SAI.

AssetMark Funds II
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
Phone: (888) 278-5809

THE INFORMATION IN THIS SAI IS NOT COMPLETE AND MAY BE CHANGED.  THESE SECURITIES MAY NOT BE SOLD UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE.  THIS SAI IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT A SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

TABLE OF CONTENTS

GENERAL INFORMATION ABOUT THE FUNDS	3
INVESTMENT RESTRICTIONS	3
INVESTMENT POLICIES AND ASSOCIATED RISKS	4
DISCLOSURE OF PORTFOLIO HOLDINGS	24
MANAGEMENT OF THE FUNDS	26
INVESTMENT ADVISOR AND SUB-ADVISORS	28
DISTRIBUTION AND SHAREHOLDER SERVICING	29
SERVICE PROVIDERS	31
ANTI-MONEY LAUNDERING PROGRAM	31
CODES OF ETHICS	31
PROXY VOTING GUIDELINES	32
VALUATION OF SHARES	32
PURCHASE AND REDEMPTION OF SHARES	33
PORTFOLIO TRANSACTIONS	33
TAXES	35
PERFORMANCE INFORMATION	46
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	47
LEGAL COUNSEL	47
FINANCIAL STATEMENTS	47
APPENDIX A	1
APPENDIX B	1

General Information about the Funds

AssetMark Funds II (the “Trust”) is an open-end management investment company, or mutual fund, organized as a Delaware statutory trust on October 20, 2010.  Each Fund offers Service Shares and Institutional Shares.  The Funds each have their own investment objectives and policies.  Genworth Financial Wealth Management, Inc. serves as the investment advisor to the Funds (the “Advisor”).  All of the Funds are classified as diversified funds under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Strategic Asset Allocation Fund, Tactical Constrained Asset Allocation Fund, Tactical Unconstrained Asset Allocation Fund and Absolute Return Asset Allocation Fund ( the “Funds of Funds”) each operate as a fund of funds, investing primarily in registered mutual funds, along with exchange-traded funds (“ETFs”).  The funds in which each Fund of Funds may invest are referred to herein as the “Underlying Funds.”  By Investing in a Fund of Funds, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund of Funds’ direct fees and expenses.

Investment Restrictions

The investment restrictions set forth below have been adopted by the Trust as fundamental policies that cannot be changed without the affirmative vote of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Funds.  All other investment policies or practices of the Funds are considered by the Trust non-fundamental and, accordingly, may be changed without shareholder approval.  For purposes of the 1940 Act, a “majority of the outstanding voting securities” means the lesser of the vote of:  (i) 67% or more of the shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the shares of a Fund.

Each Fund may not:

1.	borrow money or issue senior securities, except as the 1940 Act, any rules or orders thereunder, or SEC staff interpretation thereof, may permit;

2.
underwrite the securities of other issuers, except that it may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the 1933 Act;

3.
purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein;

4.
make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, and loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests;

5.
make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rules or orders thereunder, or SEC staff interpretation thereof) of its total assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies), except that a fund of funds will concentrate to approximately the same extent that its underlying index or indices concentrates in the stock of any particular industry or industries; and

6.
purchase or sell commodities as defined in the Commodity Exchange Act, as amended, and the rules and regulations thereunder, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

Non-Fundamental Investment Restrictions

In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectus, each Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval.

1.
Each Fund may not invest more than 15% of its respective net assets in securities that it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

2.
Each Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or to the extent permitted by exemptive rules or exemptive relief under the 1940 Act, without regard to the 1940 Act’s percentage limits, or in connection with a merger, reorganization, consolidation or other similar transaction.

Investment Policies and Associated Risks

The Funds and the Underlying Funds may invest in a variety of securities and employ a number of investment techniques, which involve certain risks.  This SAI contains additional information regarding both the principal and non-principal investment strategies of the Funds and the Underlying Funds.  In the following section, the types of investments described and their related risks apply to both the Funds and the Underlying Funds.  For purposes of this section, the term “Fund” should be read to mean the Funds and the Underlying funds.

Unless otherwise noted in the Prospectus or this SAI or subject to a limitation under the 1940 Act and its related regulations, the investments listed below are not subject to a specific percentage limitation so long as they are made in a manner consistent with a Fund’s principal investment strategies.

Common and Preferred Stock

Equity securities, such as common stocks, represent shares of ownership of a corporation.  Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and the liquidation of assets.  Some preferred stocks may be convertible into common stock.  Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

Debt Securities

The Funds may invest in debt securities, including those convertible into common stocks.

Debt securities purchased by each Fund will typically consist of obligations that are rated investment grade or better, having at least adequate capacity to pay interest and typically repay principal.

Non-convertible debt obligations will be rated BBB or higher by Standard and Poor’s® (“S&P®”), or Baa or higher by Moody’s Investors Service©, Inc.  (“Moody’s”) or determined to be of comparable quality by the Advisor or a Fund’s sub-advisor if the security is unrated.  Convertible debt obligations will be rated A or higher by S&P® or A or higher by Moody’s or determined to be of comparable quality by the Advisor or a Fund’s sub-advisor if the security is unrated.  Bonds in the lowest investment grade category (BBB by S&P® or Baa by Moody’s) have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories.

The Opportunistic Fixed Income Fund may invest in high-yield debt securities or “junk bonds,” which are securities rated BB or below by S&P® or Ba or below by Moody’s (“lower-rated securities”).  Lower-rated securities are considered to be of poor standing and predominantly speculative and are subject to a substantial degree of credit risk.  Lower-rated securities may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events.  Also, lower-rated securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal.  The risks posed by securities issued under such circumstances are substantial.

The higher yields from lower-rated securities may compensate for the higher default rates on such securities.  However, there can be no assurance that higher yields will offset default rates on lower-rated securities in the future.  Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.  In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay their debt at maturity by refinancing.  The risk of loss due to default by the issuer is significantly greater for the holders of lower-rated securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.  Further, an economic recession may result in default levels with respect to such securities in excess of historic averages.

The value of lower-rated securities will be influenced not only by changing interest rates, but also by the bond market’s perception of credit quality and the outlook for economic growth.  When economic conditions appear to be deteriorating, lower-rated securities may decline in market value due to investors’ heightened concern over credit quality, regardless of prevailing interest rates.

Especially during times of deteriorating economic conditions, trading in the secondary market for lower-rated securities may become thin and market liquidity may be significantly reduced.  Even under normal conditions, the market for lower-rated securities may be less liquid than the market for investment grade corporate bonds.  There are fewer securities dealers in the high yield market and purchasers of lower-rated securities are concentrated among a smaller group of securities dealers and institutional investors.  In periods of reduced market liquidity, lower-rated securities prices may become more volatile and a Fund’s ability to dispose of particular issues when necessary to meet that Fund’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer may be adversely affected.  See the Appendix to this SAI for a description of debt security ratings.

The ratings of S&P®, Moody’s and other nationally recognized rating agencies represent the opinions of those rating agencies as to the quality of debt securities.  It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields, while debt securities of the same maturity and interest rate with different ratings may have the same yield.

The payment of principal and interest on most debt securities purchased will depend upon the ability of the issuers to meet their obligations.  An issuer’s obligations in connection with its debt securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations.  The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its debt securities may be materially adversely affected by litigation or other conditions.

Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund.  The Advisor or respective sub-advisor will consider such an event in determining whether the Fund involved should continue to hold the security.  For a more detailed description of the ratings of debt securities, see the Appendix.

Borrowings

Each Fund may borrow funds to meet redemptions, for other emergency purposes or to increase its portfolio holdings of securities, to the extent permitted by the 1940 Act.  Such borrowings may be on a secured or unsecured basis, and at fixed or variable rates of interest.  A Fund may borrow for such purposes an amount equal to 33 1/3% of the value of its total assets.  The 1940 Act requires a Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings.  If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, a Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund’s debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

Leveraging, by means of borrowing, may exaggerate the effect of any increase or decrease in the value of portfolio securities on a Fund’s net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds.

Securities Lending

Each Fund may lend its portfolio securities to unaffiliated broker/dealers and other institutional investors pursuant to agreements requiring that the loans be secured continuously by collateral, marked-to-market daily and maintained in an amount at least equal in value to the current market value of the securities loaned.  Collateral for such loans may include cash, securities of the U.S. government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank that meets the investment standards stated below under “Temporary Investments,” or any combination thereof.  The aggregate market value of securities lent by a Fund will not at any time exceed 33 1/3% of the total assets of the Fund.  All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities subject to review by the Board.  There may be risks of delay in receiving additional collateral, in recovering the securities loaned, or a loss of rights in the collateral should the borrower of the securities fail financially.  In the event a Fund is unsuccessful in seeking to enforce the contractual obligation to deliver additional collateral, then the Fund could suffer a loss.

The cash collateral received from a borrower as a result of a Fund’s securities lending activities will be invested in high quality, short-term debt obligations, government obligations, bank guarantees or money market mutual funds.  A Fund may also experience losses as a result of a diminution in the value of its cash collateral investments.

Restricted and Illiquid Securities

Each Fund may invest up to 15% of its net assets in securities that are illiquid at the time of purchase, which includes securities with legal or contractual restrictions on their disposition, and securities for which there are no readily available market quotations.  The Board of Trustees, with the assistance of the Advisor, sub-advisors and/or third-party pricing services, will determine the value of such securities in good faith in accordance with the provisions of the 1940 Act.  Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired.  There are no restrictions on a Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933), except to the extent such securities may be considered illiquid.  Securities issued pursuant to Rule 144A of the Securities Act of 1933 will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.

Foreign Securities

Each Fund’s investments in the securities of foreign issuers may include both securities of foreign corporations and securities of foreign governments and their political subdivisions.

The Funds may invest in foreign securities directly, or through depositary receipts, such as American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”).  Depositary receipts are typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.  Investments in these types of securities, as well as securities of foreign issuers, involve certain inherent risks generally associated with investments in foreign securities, including the following:

Political and Economic Factors. The economies of foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position.  The internal politics of certain foreign countries may not be as stable as those of the United States.  Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation, or economic recessions or slow downs of those partners, could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations.  A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities denominated in that currency held by a Fund.  Such changes will also affect a Fund’s investments in depositary receipts.

Taxes. The interest and dividends payable on certain foreign securities, including those comprising an ADR, may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to a Fund and the amount that may ultimately be available for distribution to the Fund’s shareholders.  See the section entitled “Taxes” below.

Emerging Market Countries

The Funds may invest in emerging market countries or developing countries as defined by the World Bank, International Financial Corporation or the MSCI Emerging MarketsSM Index.  Developing countries may impose restrictions on a Fund’s ability to repatriate investment income or capital.  Even where there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund.

Some of the currencies in emerging markets have experienced de-valuations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies.  Certain developing countries face serious currency exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector.  In some countries, the government owns or controls many companies.  As such, government actions in the future could have a significant effect on economic conditions in developing countries, which could affect the private sector companies in which the Funds invest.  Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments.  Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

Foreign Currency Transactions

Although the Funds value their assets daily in U.S. dollars, they are not required to convert their holdings of foreign currencies to U.S. dollars on a daily basis.  A Fund’s foreign currencies generally will be held as “foreign currency call accounts” at foreign branches of foreign or domestic banks.  These accounts bear interest at negotiated rates and are payable upon relatively short demand periods.  If a bank became insolvent, a Fund could suffer a loss of some or all of the amounts deposited.  A Fund may convert foreign currency to U.S. dollars from time to time.  Although foreign exchange dealers generally do not charge a stated commission or fee for conversion, the prices posted generally include a “spread,” which is the difference between the prices at which the dealers are buying and selling foreign currencies.  The Funds may hedge foreign currency exposure under normal market conditions.

The Funds may enter into forward currency contracts. When required under the 1940 Act, when a Fund enters into forward contracts or currency futures, a Fund’s sub-advisor will earmark or cause the Fund’s custodian to designate on the Fund’s records or the Fund’s custodian’s records cash or liquid portfolio securities, which shall be unencumbered and marked-to-market daily.  (Any such assets and securities earmarked or designated as segregated on a Fund’s records, or by the custodian on its records, are referred to in this SAI as “Segregated Assets.”)  Such Segregated Assets shall be maintained in accordance with pertinent positions of the SEC in an amount equal to the value of that Fund’s total assets committed to consummation of the forward contracts and currency futures.

Certain transactions involving forward currency contracts may serve as long hedges (for example, if a Fund seeks to buy a security denominated in a foreign currency, it may purchase a forward currency contract to lock in the U.S. dollar price of the security) or as short hedges (if a Fund anticipates selling a security denominated in a foreign currency, it may sell a forward currency contract to lock in the U.S. dollar equivalent of the anticipated sales proceeds).

A Fund may seek to hedge against changes in the value of a particular currency by using forward contracts on another foreign currency or a basket of currencies, the value of which the Advisor or the respective sub-advisor believes will have a positive correlation to the values of the currency being hedged.  In addition, each Fund may use forward currency contracts to shift exposure to foreign currency fluctuations from one country to another.  For example, if a Fund owns securities denominated in a foreign currency and the Advisor or sub-advisor believes that currency will decline relative to another currency, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second currency.  Transactions that use two foreign currencies are sometimes referred to as “cross hedges.”  Use of different foreign currency magnifies the risk that movements in the price of the instrument will not correlate or will correlate unfavorably with the foreign currency being hedged.

The cost to a Fund of engaging in forward currency contracts or currency futures contracts varies with factors such as the interest rate environments in the relevant countries, the currency involved, the length of the contract period and the market conditions then prevailing.  Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved.  When a Fund enters into a forward currency contract, it relies on the counter-party to make or take delivery of the underlying currency at the maturity of the contract.  Failure by the counter-party to do so would result in the loss of any expected benefit of the transaction.

As is the case with futures contracts, holders and writers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by selling or purchasing, respectively, an instrument identical to the instrument held or written.  Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contacts only by negotiating directly with the counter-party.  Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity.  In addition, in the event of insolvency of the counter-party, a Fund might be unable to close out a forward currency contract at any time prior to maturity.

Municipal Securities

The Funds may invest in municipal securities.  Municipal securities are debt obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and any political subdivisions or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax (“Municipal Securities”).

Municipal Securities are generally issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, and water and sewer works.  They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.  Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations.  The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Municipal Securities are “general obligation” bonds and “revenue” bonds.  General obligation bonds are secured by the issuer’s pledge of its full faith and credit and taxing power for the payment of the bond’s principal and interest.  Interest on, and principal of, revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue.  Revenue bonds do not represent a pledge of credit or create any debt of, or charge against, the general revenues of a municipality or public authority.  Industrial development bonds are typically classified as revenue bonds.  The Funds may invest in, but are not limited to, the following types of Municipal Securities: industrial development bonds; municipal notes and bonds; serial notes and bonds sold with a series of maturity dates; tax anticipation notes and bonds sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; bond anticipation notes sold in anticipation of the issuance of longer-term bonds in the future; pre-refunded municipal bonds refundable at a later date (payment of principal and interest on pre-refunded bonds are assured through the first call date by the deposit in escrow of U.S. government securities); and general obligation bonds secured by a municipality’s pledge of taxation.

A Fund is not required to sell a Municipal Security if the security’s rating is reduced below the required minimum subsequent to the Fund’s purchase of the security.  If ratings made by Moody’s, S&P®, or Fitch, Inc.© (“Fitch”) change because of changes in those organizations or in their rating systems, a Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Fund’s Prospectus.

Participation Interests

The financial institutions from which a Fund may purchase participation interests frequently provide or secure from other financial institutions irrevocable letters of credit or guarantees and give the Fund the right to demand payment on specified notice (normally within 30 days) from the issuer of the letter of credit or guarantee.  These financial institutions may charge certain fees in connection with their repurchase commitments, including a fee equal to the excess of the interest paid on the Municipal Securities over the negotiated yield at which the participation interests were purchased by the Fund.  By purchasing participation interests, the Fund is buying a security meeting its quality requirements and is also receiving the tax-free benefits of the underlying securities.

In the acquisition of participation interests, the sub-advisor will consider the following quality factors: a high-quality underlying Municipal Security (of which the Fund takes possession); a high-quality issuer of the participation interest; or a guarantee or letter of credit from a high-quality financial institution supporting the participation interest.

Participatory Notes (“participation notes”)

A Fund may invest in participation notes.  Participation notes are unsecured, bearer securities typically issued by financial institutions, the return of which is generally linked to the performance of the underlying listed shares of a company in an emerging market (for example, the shares in a company incorporated in India and listed on the Bombay Stock Exchange). Participation notes are often used to gain exposure to securities of companies in markets that restrict foreign ownership of local companies.

The terms of participation notes vary widely. Investors in participation notes do not have or receive any rights relating to the underlying shares, and the issuers of the notes may not be obligated to hold any shares in the underlying companies.  Participation notes are not currently regulated by the governments of the countries upon which securities the notes are based. These instruments, issued by brokers with global registration, bear counterparty risk and may bear additional liquidity risk.

Municipal Leases

A Fund may purchase Municipal Securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity.  The lease payments and other rights under the lease provide for and secure payments on the certificates.  Municipal charters or the nature of the appropriation for the lease may limit lease obligations.  In particular, lease obligations may be subject to periodic appropriation.  If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments.  Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default.  The participants would only be able to enforce lease payments as they became due.  In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.

Because municipal leases may be considered illiquid, the Advisor or sub-advisor must carefully examine the liquidity of the lease before investing.  The Advisor or sub-advisor typically considers: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property if the lease was terminated; the lessee’s general credit strength; the possibility that the lessee will discontinue appropriating funding for the lease property because the property is no longer deemed essential to its operations; and any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease.

Credit Enhancement

Some of the investments of the Funds may be credit enhanced by a guaranty, letter of credit or insurance.]  Any bankruptcy, receivership, default or change in the credit quality of the credit enhancer will adversely affect the quality and marketability of the underlying security and could cause losses to a Fund and affect the prices of shares issued by the Fund.  The Funds each may invest in securities that are credit-enhanced by banks, and thus the value of those credit enhancements will be affected by developments affecting the economic health and viability of banks.  The Funds each typically evaluate the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement, rather than the financial condition and/or rating of the issuer.

Variable Rate or Floating Rate Municipal Securities

The Funds each may purchase Municipal Securities with variable or floating interest rates.  Variable or floating interest rates are ordinarily stated as a percentage of the prime rate of a bank or some similar standard, such as the 91-day U.S. Treasury bill rate.  Variable interest rates are adjusted on a periodic basis (i.e., every 30 days) and floating interest rates are adjusted whenever a benchmark rate changes.  Many variable or floating rate Municipal Securities are subject to payment of principal on demand by a Fund, usually in not more than seven days.  If a variable or floating rate Municipal Security does not have this demand feature, or the demand feature extends beyond seven days and the Advisor or sub-advisor believes the security cannot be sold within seven days, the Advisor or sub-advisor may consider the security to be illiquid.  However, each Fund’s investment limitations provide that the Fund will not invest more than 15% of its net assets in illiquid securities.  All variable or floating rate Municipal Securities will meet the quality standards for a Fund.

Variable and floating interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices.  Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate Municipal Securities than for fixed income obligations.  Many Municipal Securities with variable or floating interest rates purchased by the Funds are subject to repayment of principal (usually within seven days) on the demand of each Fund.  The terms of these variable or floating rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

Auction Rate Securities

The Funds each may invest in auction rate Municipal Securities.  Auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals.  The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield.  The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale.  While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities.

Industrial Development Bonds

The Funds may each invest in industrial development bonds, a type of Municipal Security.  Industrial development bonds are generally issued to provide financing aid to acquire sites or construct and equip facilities for use by privately or publicly owned entities.  Most state and local governments have the power to permit the issuance of industrial development bonds to provide financing for such entities in order to encourage the privately or publicly owned entities to locate within their communities.  Industrial development bonds, which are in most cases revenue bonds, do not represent a pledge of credit or create any debt of a municipality or a public authority, and no taxes may be levied for the payment of principal or interest on these bonds.  The principal and interest is payable solely out of monies generated by the entities using or purchasing the sites or facilities.  These bonds will be considered Municipal Securities eligible for purchase by a Fund if the interest paid on them, in the opinion of bond counsel or in the opinion of the officers of the Trust and/or the Advisor, is exempt from federal income tax.  The Funds may invest in industrial development bonds (including pollution control revenue bonds) as long as they are not from the same facility or similar types of facilities or projects.

Municipal Securities Risks

Municipal Securities prices are interest rate sensitive, which means that their value varies inversely with market interest rates.  Thus, if market interest rates have increased from the time a security was purchased, the security, if sold, might be sold at a price less than its cost.  Similarly, if market interest rates have declined from the time a security was purchased, the security, if sold, might be sold at a price greater than its cost.  (In either instance, if the security was held to maturity, no loss or gain normally would be realized as a result of interim market fluctuations.)

Yields on Municipal Securities depend on a variety of factors, including: the general conditions of the money market and the taxable and Municipal Securities markets; the size of the particular offering; the maturity of the obligations; and the credit quality of the issue.  The ability of a Fund to achieve its investment objectives also depends on the continuing ability of the issuers of Municipal Securities to meet their obligations for the payment of interest and principal when due.

Further, any adverse economic conditions or developments affecting the states or municipalities could impact the Fund’s portfolio.  Investing in Municipal Securities that meet the Fund’s quality standards may not be possible if the states and municipalities do not maintain their current credit ratings.

Municipal Bond Insurance

Certain Municipal Securities may be covered by insurance.  The insurance guarantees the timely payment of principal at maturity and interest on such securities.  These insured Municipal Securities are either covered by an insurance policy applicable to a particular security, whether obtained by the issuer of the security or by a third party (“Issuer-Obtained Insurance”), or insured under master insurance policies issued by municipal bond insurers, which may be purchased by a Fund (the “Policies”).

A Fund will require or obtain municipal bond insurance when purchasing Municipal Securities that would not otherwise meet the Fund’s quality standards.  The Fund may also require or obtain municipal bond insurance when purchasing or holding specific Municipal Securities when, in the opinion of the Advisor, such insurance would benefit the Fund, for example, through improvement of portfolio quality or increased liquidity of certain securities.  The Advisor anticipates that the Fund may have investments in insured Municipal Securities.

Issuer-Obtained Insurance Policies are non-cancelable and continue in force as long as the Municipal Securities are outstanding and their respective insurers remain in business.  If a municipal security is covered by Issuer-Obtained Insurance, then such security need not be insured by the Policies purchased by a Fund.

A Fund may purchase two types of Policies issued by municipal bond insurers.  One type of Policy covers certain Municipal Securities only during the period in which they are in a Fund’s portfolio.  In the event that a Municipal Security covered by such a Policy is sold from the Fund, the insurer of the relevant Policy will be liable only for those payments of interest and principal which are then due and owing at the time of sale.  The other type of Policy covers Municipal Securities not only while they remain in the Fund’s portfolio, but also until their final maturity even if they are sold out of the Fund’s portfolio.  This allows the securities to have coverage that benefits all subsequent holders of those Municipal Securities.  The Fund will obtain insurance covering Municipal Securities until final maturity even after they are sold out of the Fund’s portfolio only if, in the judgment of the Advisor or sub-advisor, the Fund would receive net proceeds from the sale of those securities.  Net proceeds are calculated after deducting the cost of the permanent insurance and related fees.  Also, the proceeds received must be significantly more than the proceeds the Fund would have received if the Municipal Securities were sold without insurance.  Payments received from municipal bond insurers may not be tax-exempt income to shareholders of the Fund.

The Fund may purchase Policies from any municipal bond insurer that is rated in the highest rating category by a nationally recognized statistical rating organization (“NRSRO”).  Under each Policy, the insurer is obligated to provide insurance payments pursuant to valid claims.  The claims must be equal to the payment of principal and interest on those Municipal Securities the Policy insures.  The Policies will have the same general characteristics and features.  A Municipal Security will be eligible for coverage if it meets certain requirements set forth in a Policy.  In the event interest or principal on an insured Municipal Security is not paid when due, the insurer covering the security will be obligated under its Policy to make such payment not later than 30 days after it has been notified by the Fund that such non-payment has occurred.  The insurance feature is intended to reduce financial risk, but the cost of the insurance and compliance with the investment restrictions imposed by the guidelines in the Policies will reduce the yield to shareholders of the Fund.

Zero-Coupon, Delayed Interest and Capital Appreciation Securities

A Fund may invest in zero-coupon, delayed interest, pay-in-kind (“PIK”) and capital appreciation securities, which are securities that make no periodic interest payments, but are sold at a deep discount from their face value.  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.  The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer’s perceived credit quality.  The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity date approaches.  If the issuer defaults, the Fund may not receive any return on its investment.  Because such securities bear no interest and compound semi-annually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed income securities.  Since such bondholders do not receive interest payments, when interest rates rise, zero-coupon, delayed interest and capital appreciation securities fall more dramatically in value than bonds paying interest on a current basis.  When interest rates fall, zero-coupon, delayed interest and capital appreciation securities rise more rapidly in value because the bonds reflect a fixed rate of return.  An investment in zero-coupon, delayed interest and capital appreciation securities may cause a Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment.  To generate cash to satisfy distribution requirements, the Fund may have to sell portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

PIK securities may be debt obligations or preferred shares that provide the issuer with the option of paying interest or dividends on such obligations in cash or in the form of additional securities rather than cash.  Similar to zero-coupon bonds and delayed interest securities, PIK securities are designed to give an issuer flexibility in managing cash flow.  PIK securities that are debt securities can be either senior or subordinated debt and generally trade flat (i.e., without interest).  The trading price of PIK debt securities generally reflects the market value of the underlying debt plus an amount representing accrued interest since the last interest payment.

Structured Notes

Structured notes are derivative debt securities, the interest rate and/or principal of which is determined by an unrelated indicator. The value of the principal of and/or interest on structured notes is determined by reference to changes in the return, interest rate or value at maturity of a specific asset, reference rate or index (the “reference instrument”) or the relative change in two or more reference instruments.  The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased, depending upon changes in the applicable reference instruments.  Structured notes may be positively or negatively indexed, so that an increase in value of the reference instrument may produce an increase or a decrease in the interest rate or value of the structured note at maturity.  In addition, changes in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such note may be very volatile.  Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument.  Structured notes may also be more volatile, less liquid and more difficult to accurately price than less complex securities or more traditional debt securities.  In connection with its investments in structured notes, the Fund will maintain Segregated Assets in accordance with pertinent SEC positions to cover its obligations with respect to such instruments.

Derivatives

Each Fund may invest in derivative securities.  The Funds also may invest in stock index futures, as well as other derivative securities, such as call and put options, futures, and forward contracts, for hedging purposes as well as direct investment.  Each Fund may invest in derivatives to hedge the value of its portfolio against changes in market conditions.

Options

The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions.

All of the Funds may invest in options that are listed on exchanges or traded over-the-counter.  Certain over-the-counter options may be illiquid.  Thus, it may not be possible to close options positions and this may have an adverse impact on a Fund’s ability to effectively hedge its securities.  Over-the-counter options are generally considered illiquid by the SEC.  Accordingly, a Fund will only invest in such options to the extent consistent with its 15% limit on investments in illiquid securities.

Call Options on Securities

A purchaser (holder) of a call option pays a non-refundable premium to the seller (writer) of a call option to obtain the right to purchase a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period).  Conversely, the seller (writer) of a call option, upon payment by the holder of the premium, has the obligation to sell the security to the holder of the call option at the exercise price during the exercise period.  The Funds may both purchase and write call options.

The premium that a Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors.  The premium is the market value of an option.

Purchasing Call Options on Securities

The Funds may purchase call options.  As a holder of a call option, a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period.  Instead of exercising the option and purchasing the security, a Fund may choose to allow the option to expire or enter into a closing sale transaction with respect to the option.  A closing sale transaction gives a Fund the opportunity to cancel out its position in a previously purchased option through the offsetting sale during the exercise period of an option having the same features.  The Fund will realize a profit from a closing sale transaction if the cost of the transaction is more than the premium it paid to purchase the option.  The Fund will realize a loss from the closing sale transaction if the cost of the transaction is less then the premium paid by the Fund.  A Fund may purchase call options on securities that it intends to buy in order to limit the risk of a substantial change in the market price of the security.  A Fund may also purchase call options on securities held in its portfolio and on which it has written call options.

Although a Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist.  In such event, it may not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options.  Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which event the Fund would realize a capital loss which will be short-term unless the option was held for more than one year.

Writing Call Options on Securities

The Funds may write call options.  As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period.

Generally, a Fund will only write “covered call options.”  A call option is “covered” when the Fund either holds the security subject to the option or an option to purchase the same security at an exercise price equal to or less than the exercise price of the covered call option.

A Fund may write a call option that is not “covered” according to the description provided above, however, the Fund will maintain Segregated Assets in accordance with pertinent SEC positions.

As the writer of a call option, in return for the premium, the Fund gives up the opportunity to realize a profit from a price increase in the underlying security above the exercise price and retains the risk of loss should the price of the security decline.  If a call option written by a Fund is not exercised, the Fund will realize a gain in the amount of the premium.  However, any gain may be offset by a decline in the market value of the security during the exercise period.  If the option is exercised, the Fund will experience a profit or loss from the sale of the underlying security.  The Fund may have no control over when the underlying securities must be sold because the Fund may be assigned an exercise notice at any time during the exercise period.

A Fund may choose to terminate its obligation as the writer of a call option by entering into a “closing purchase transaction.”  A closing purchase transaction allows a Fund to terminate its obligation to sell a security subject to a call option by allowing the Fund to cancel its position under a previously written call option through an offsetting purchase during the exercise period of an option having the same features.  A Fund may not effect a closing purchase transaction once it has received notice that the option will be exercised.  In addition, there is no guarantee that the Fund will be able to engage in a closing purchase transaction at a time or price desirable to the Fund.  Effecting a closing purchase transaction on a call option permits a Fund to write another call option on the underlying security with a different exercise price, exercise date or both.  If a Fund wants to sell a portfolio security that is subject to a call option, it will effect a closing purchase transaction prior to or at the same time as the sale of the security.

A Fund will realize a profit from a closing purchase transaction if the cost of the transaction is less than the premium received from writing the option.  Conversely, a Fund will experience a loss from a closing purchase transaction if the cost of the transaction is more than the premium received from writing the option.  Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the closing purchase transaction of a written call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

Put Options on Securities

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period).  Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.  The Funds may both purchase and write put options.

Purchasing Put Options on Securities

As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period.  Instead of exercising the option and selling the security, a Fund may choose to allow the option to expire or enter into a closing sale transaction with respect to the option.  A closing sale transaction gives a Fund the opportunity to cancel out its position in a previously purchased option through the offsetting sale during the exercise period of an option having the same features.

A Fund may purchase put options on it portfolio securities for defensive purposes (“protective puts”).  A Fund may purchase a protective put for a security it holds in its portfolio to protect against a possible decline in the value of the security subject to the put option.  A Fund may also purchase a protective put for a security in its portfolio to protect the unrealized appreciation of the security without having to sell the security.  By purchasing a put option, a Fund is able to sell the security subject to the put option at the exercise price during the exercise period even if the security has significantly declined in value.

A Fund may also purchase put options for securities it is not currently holding in its portfolio.  A Fund would purchase a put option on a security it does not own in order to benefit from a decline in the market price of the security during the exercise period.  A Fund will only make a profit by exercising a put option if the market price of the security subject to the put option plus the premium and the transaction costs paid by the Fund together total less than the exercise price of the put option.

Writing Put Options on Securities

As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period.

A Fund will only write put options on a covered basis.  For a put option to be considered covered, the Fund must either (1) maintain cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable cover permitted by the SEC having a value of not less than the exercise price of the option; or (2) own an option to sell the security subject to the put option, which has an exercise price during the entire option period equal to or greater than the exercise price of the covered put option.  The rules of a clearing corporation may require that such assets be deposited in escrow to ensure payment of the exercise price.

If a put option written by a Fund is not exercised, the Fund will realize a gain in the amount of the premium.  If the put option is exercised, the Fund must fulfill the obligation to purchase the underlying security at the exercise price, which will usually exceed the market value of the underlying security at that time.  The Fund may have no control over when the underlying securities must be purchased because the Fund may be assigned an exercise notice at any time during the exercise period.

A Fund may choose to terminate its obligation as the writer of a put option by entering into a “closing purchase transaction.”  A closing purchase transaction allows a Fund to terminate its obligation to purchase a security subject to a put option by allowing the Fund to cancel its position under a previously written put option through an offsetting purchase during the exercise period of an option having the same features.  A Fund may not effect a closing purchase transaction once it has received notice that the option will be exercised.  In addition, there is no guarantee that a Fund will be able to engage in a closing purchase transaction at a time or price desirable to the Fund.  Effecting a closing purchase transaction on a put option permits the Fund to write another put option.

A Fund will realize a profit from a closing purchase transaction if the cost of the transaction is less than the premium received from writing the option.  Conversely, a Fund will experience a loss from a closing purchase transaction if the cost of the transaction is more than the premium received from writing the option.

A Fund may write put options in situations when the Advisor or the Fund’s sub-advisor wants to buy the underlying security for the Fund’s portfolio at a price lower than the current market price of the security.  To effect this strategy, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price the Fund is willing to pay.  Since the Fund may also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty.  The risk of this strategy is that the market price of the underlying security would decline below the exercise price less the premiums received.

Over-The-Counter (“OTC”) Options

The Funds may write covered put and call options and buy put and call options that trade in the OTC market to the same extent that it may engage in exchange traded options.  OTC options differ from exchange traded options in certain material respects.  OTC options are arranged directly with dealers and not with a clearing corporation.  Thus, there is a risk of non-performance by the dealer.  Because there is no exchange, pricing is typically done based on information from market makers.  OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, however, than exchange traded options and the writer of an OTC option is paid the premium in advance by the dealer.  There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time.  A Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it.  A Fund may suffer a loss if it is not able to exercise or sell its position on a timely basis.  When a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer with which the Fund originally wrote the option.  The Funds understand the current position of the staff of the SEC to be that purchased OTC options are illiquid securities and that the assets used to cover the sale of an OTC option are considered illiquid.  The Fund will treat OTC options and “cover” assets as illiquid securities for the purposes of the Funds’ limitation on investments in illiquid securities.

Options on Stock Indices

The Funds may also buy call and put options on stock indices in order to hedge against the risk of market or industry-wide stock price fluctuations.  Call and put options on stock indices are similar to options on securities except that, rather than the right to buy or sell stock at a specified price, options on a stock index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying stock index is greater (or less, in the case of puts) than the exercise price of the option.  This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars multiplied by a specified number.  Thus, unlike stock options, all settlements are in cash, and gain or loss depends on the price movements of the underlying index rather than the price movements of an individual stock.  When a Fund writes an option on a stock index, the Fund will maintain Segregated Assets in accordance with pertinent SEC positions in an amount at least equal to the market value of the underlying stock index.  The Fund will maintain such Segregated Assets while the option is open or the Fund will otherwise cover the transaction.

Risks of Options

A Fund’s ability to hedge effectively all or a portion of its securities through transactions in options on securities and securities indices depends on the degree to which price movements in the underlying indices or securities correlate with price movements in the relevant portion of the Fund’s portfolio.  Because such securities will not duplicate the components of any index or underlying securities, the correlation will not be perfect.  Consequently, a Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument.  It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities, which would result in a loss on both the securities and the hedging instrument.  Accordingly, successful use by a Fund of options on securities and securities indices will be subject to the Advisor’s or the sub-advisor’s ability to correctly predict movements in the direction of the securities markets generally or of a particular segment.  This requires different skills and techniques than predicting changes in the price of individual stocks.

Positions in stock index options and options on securities may be closed out only on an exchange which provides a secondary market.  There can be no assurance that a liquid secondary market will exist for any particular option at any specific time.  Thus, it may not be possible to close such an option.  The inability to close an option position could also have an adverse impact on a Fund’s ability to effectively hedge its securities.

Special Risks of Options on Indices

The Funds’ purchases of options on indices will subject them to the risks described below.

Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether a Fund will realize gain or loss on the purchase of an option on an index depends upon movements in the level of prices in the market generally or in an industry or market segment rather than movements in the price of a particular security.  Accordingly, successful use by a Fund of options on indices is subject to the Advisor’s or sub-advisor’s ability to predict correctly the direction of movements in the market generally or in a particular industry.  This requires different skills and techniques than predicting changes in the prices of individual securities.

Index prices may be distorted if trading of a substantial number of securities included in the index is interrupted causing the trading of options on that index to be halted.  If a trading halt occurred, a Fund would not be able to close out options which it had purchased and the Fund may incur losses if the underlying index moved adversely before trading resumed.  If a trading halt occurred and restrictions prohibiting the exercise of options were imposed through the close of trading on the last day before expiration, exercises on that day would be settled on the basis of a closing index value that may not reflect current price information for securities representing a substantial portion of the value of the index.

If a Fund holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing.  If such a change causes the exercised option to fall “out-of-the-money,” the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.  Although a Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising the option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

Futures Contracts

Each Fund has the ability to buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions.  A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck.  A stock index futures contract does not involve the physical delivery of the underlying stocks in the index.  Although stock index futures contracts call for the actual taking or delivery of cash, in most cases a Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required.

A Fund will incur brokerage fees when it purchases and/or sells stock index futures contracts, and at the time a Fund purchases or sells a stock index futures contract, it must make a good faith deposit known as the “initial margin.”  Thereafter, a Fund may need to make subsequent deposits, known as “variation margin,” to reflect changes in the level of the stock index.  Each Fund may buy and sell a stock index futures contract so long as the sum of the amount of margin deposits on open positions with respect to all stock index futures contracts does not exceed 5% of a Fund’s net assets.

To the extent a Fund enters into a stock index futures contract, it will maintain with its custodian bank (to the extent required by the rules of the SEC) assets in a segregated account to cover its obligations.  Such assets may consist of cash, cash equivalents, or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contract and the aggregate value of the initial and variation margin payments.

The Funds also may purchase or sell other types of futures contracts, including those based on particular interest rates, securities, foreign currencies, securities indices and other financial instruments and indices.  The Funds may also purchase and write call and put options on such futures contracts, in order to seek to increase total return or to hedge against changes in interest rates, securities prices, or currency exchange rates, or, to the extent permitted by its investment policies, to otherwise manage its portfolio of investments.  The Funds may purchase or sell currency futures contracts.

Risks Associated With Futures

Stock index futures are derivative instruments that are subject to a number of risks.  Purchases and sales of stock index futures contracts may not completely offset a decline or rise in the value of a Fund’s investments during certain market conditions.  In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations.  Changes in the market value of a Fund’s investment securities may differ substantially from the changes anticipated by a Fund when it established its hedged positions, and unanticipated price movements in a futures contract may result in a loss substantially greater than such Fund’s initial investment in such a contract.

Successful use of futures contracts depends upon the Advisor’s or sub-advisor’s ability to correctly predict movements in the securities markets generally or of a particular segment of a securities market.  No assurance can be given that the Advisor’s or sub-advisor’s judgment in this respect will be correct.

The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits, referred to as “speculative position limits,” on the maximum net long or net short position that any person may hold or control in a particular futures contract.  Trading limits are imposed on the number of contracts that any person may trade on a particular trading day.  An exchange may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions.  These trading and positions limits will not have an adverse impact on a Fund’s strategies for hedging its securities.

Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade.  Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law.  This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market.  Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs.

For these reasons, customers who trade foreign futures of foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC’s regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange.  In particular, a Fund’s investments in foreign futures or foreign options transactions may not be provided the same protections in respect of transactions on U.S. futures exchanges.  In addition, the price of any foreign futures or foreign options contract and, therefore the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

When-Issued Purchases, Delayed Delivery and Forward Commitments

Each Fund may purchase or sell particular securities with payment and delivery taking place at a later date.  The price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place.  A Fund’s forward commitments and when-issued purchases are not expected to exceed 25% of the value of its total assets absent unusual market conditions.  When any Fund agrees to purchase securities on a when-issued or delayed delivery basis or enter into a forward commitment to purchase securities, it will maintain Segregated Assets in accordance with pertinent SEC positions in an amount equal to the amount of the commitment.

When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a security) may be less favorable then the price or yield (and therefore the value of a security) available in the market when the delivery of the securities takes place.

If deemed advisable as a matter of investment strategy, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to a Fund on the settlement date.  In these cases, a Fund may realize a capital gain or loss.

When a Fund engages in when-issued, delayed delivery and forward commitment transactions, it relies on the other party to consummate the trade.  Failure of such party to do so may result in a Fund incurring a loss or failing to receive a cumulative profit on the trade.

The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the net asset value of a Fund starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.  When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in such Fund’s assets.  Fluctuations in the market value of the underlying securities are not reflected in the Fund’s net asset value as long as the commitment remains in effect.

Short Sales

Although not currently part of any of the Fund’s primary investment strategies, each Fund has the ability to make short sales.  Short sales are transactions where a Fund sells securities it does not own in anticipation of a decline in the market value of the securities.  A Fund must borrow the security to deliver it to the buyer.  A Fund is then obligated to replace the security borrowed at the market price at the time of replacement.  Until the security is replaced, a Fund is required to pay the lender any dividends or interest which accrues on the security during the loan period.  To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold.  To the extent necessary to meet margin requirements, the broker will retain proceeds of the short sale until the short position is closed out.  The Advisor anticipates that the frequency of short sales will vary substantially under different market conditions and each Fund does not intend that any significant amount of its assets, as a matter of practice, will be in short sales, if any.

In addition to the short sales discussed above, each Fund also has the ability to make short sales “against the box,” a transaction in which a Fund enters into a short sale of a security owned by such Fund.  A broker holds the proceeds of the short sale until the settlement date, at which time a Fund delivers the security to close the short position.  A Fund receives the net proceeds from the short sale registration under the 1940 Act.

Mortgage-Backed Securities

The Funds may purchase mortgage-backed securities.  Mortgage-backed securities are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others.  Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations as further described below.  The Funds may also purchase debt securities which are secured with collateral consisting of mortgage-backed securities (“Collateralized Mortgage Obligations”) and in other types of mortgage-related securities.  Mortgage-backed securities may be issued or guaranteed by U.S. government entities, such as the Government National Mortgage Association (“GNMA”), or by private lenders.

The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by GNMA is backed by GNMA and the full faith and credit of the U.S. government.  These guarantees, however, do not apply to the market value of fund shares.  Also, securities issued by GNMA and other mortgage-backed securities may be purchased at a premium over the maturity value of the underlying mortgages.  This premium is not guaranteed and would be lost if prepayment occurs.  Mortgage-backed securities issued by U.S. government agencies or instrumentalities other than GNMA are not “full faith and credit” obligations.  Unscheduled or early payments on the underlying mortgages may shorten the securities’ effective maturities and reduce returns.  A Fund may agree to purchase or sell these securities with payment and delivery taking place at a future date.  A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose the fund to a lower rate of return upon reinvestment.  To the extent that such mortgage-backed securities are held by a Fund, the prepayment right of mortgagors may limit the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of noncallable debt securities.

Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.  Instead, these securities provide a monthly payment which consists of both interest and principal payments.  In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities.  Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred.  Some mortgage-backed securities (such as securities issued by the GNMA) are described as “modified pass-through.”  These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payments dates regardless of whether or not the mortgagor actually makes the payment.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans.  Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.  Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments.  However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit.  The insurance guarantees are issued by governmental entities, private insurers and the mortgage poolers.  Such insurance and guarantees and the creditworthiness of the issuers thereof are generally considered in determining whether a mortgage-related security meets a Fund’s investment quality standards.  There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee or guarantees, even if through an examination of the loan experience and practices of the originators/servicers and poolers, the Advisor determines that the securities meet the Fund’s quality standards.

Collateralized Mortgage Obligations (“CMOs”) and Real Estate Mortgage Investment Conduits (“REMICs”)

The Funds may invest in CMOs and REMICs.  A CMO is a debt security on which interest and prepaid principal are paid, in most cases, semi-annually.  CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, the Federal Home Loan Mortgage Company, or Fannie Mae© and their income streams. Privately-issued CMOs tend to be more sensitive to interest rates than government-issued CMOs.

CMOs are structured into multiple classes, each bearing a different stated maturity.  Actual maturity and average life will depend upon the prepayment experience of the collateral.  CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid.  Monthly payments of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class.  The investors holding the longer maturity classes receive principal only after the first class has been retired.  An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”).  Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”).  The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z.  The Fund A, B and C Bonds all bear current interest.  Interest on the Fund Z Bond is accrued and added to principal and a like amount is paid as principal on the Fund A, B, or C Bond currently being paid off.  When the Fund A, B and C Bonds are paid in full, interest and principal on the Fund Z Bond begins to be paid currently.  With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.  REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property.  REMICs are similar to CMOs in that they issue multiple classes of securities.

CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government agency.  They are secured by the underlying collateral of the private issuer.  Yields on privately-issued CMOs, as described above, have been historically higher than yields on CMOs issued or guaranteed by U.S. government agencies. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. government.  Such instruments also tend to be more sensitive to interest rates than U.S. government-issued CMOs.  For federal income tax purposes, a Fund will be required to accrue income on CMOs and REMICs regular interests using the “catch-up” method, with an aggregate prepayment assumption.

Asset-Backed Securities

The Funds may purchase debt obligations known as “asset-backed securities.”  Asset-backed securities are securities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool or pools of similar assets (e.g., receivables on home equity and credit loans and receivables regarding automobile, credit card, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases).

Such receivables are securitized in either a pass-through or a pay-through structure.  Pass-through securities provide investors with an income stream consisting of both principal and interest payments based on the receivables in the underlying pool.  Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide that the Fund pay the debt service on the debt obligations issued.  The Funds may invest in these and other types of asset-backed securities that may be developed in the future.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities.  The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors.  As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity.  Asset-backed securities may be classified as “pass-through certificates” or “collateralized obligations.”

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.  To lessen the effect of failures by obligors on underlying assets to make payment, such securities may contain elements of credit support.  Such credit support falls into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets.  Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely.  Protection against losses resulting from ultimate default enhances the likelihood of payments of the obligations on at least some of the assets in the pool.  Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

Due to the shorter maturity of the collateral backing such securities, there is less of a risk of substantial prepayment than with mortgage-backed securities.  Asset-backed securities do, however, involve certain risks not associated with mortgage-backed securities, including the risk that security interests cannot be adequately, or in many cases, ever, established.  In addition, with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance.  In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws.  Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

Examples of credit support arising out of the structure of the transaction include “senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and “over collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payments of the securities and pay any servicing or other fees).  The degree of credit support provided for each issue is generally based on historical credit information respecting the level of credit risk associated with the underlying assets.  Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.

Interest Rate Swaps, Mortgage Swaps, Credit Swaps, Currency Swaps, Total Return Swaps, Options on Swaps and Interest Rate Caps, Floors and Collars

The Funds may enter into interest rate, mortgage, credit, currency and total return swaps, as well as interest rate caps, floors and collars.  The Funds may also purchase and write (sell) options contracts on swaps, referred to as “swaptions”.  The Fund may enter into swap transactions for hedging purposes or to seek to increase total return. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages. Credit swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security. Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party, upon the occurrence of specified credit events. Currency swaps involve the exchange of the parties’ respective rights to make or receive payments in specified currencies. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for payment by the other party of the total return generated by a security, a basket of securities, an index, or an index component. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Since interest rate, mortgage, credit and currency swaps and interest rate caps, floors and collars are individually negotiated, the Fund expects to achieve an acceptable degree of correlation between its portfolio investments and its swap, cap, floor and collar positions.

A great deal of flexibility is possible in the way swap transactions are structured. However, generally the Core Fixed Income Fund will enter into interest rate, total return and mortgage swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate and mortgage swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate and mortgage swaps is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to an interest rate swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. In contrast, currency swaps usually involve the delivery of the entire principal amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the Fund’s potential exposure in a transaction involving a swap or an interest rate floor, cap or collar is covered by the segregation of cash or liquid assets, the Fund and the Advisor believe that the transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions.

Warrants

Each of the Funds has the ability to purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at the specified price during a specified period of time.  Warrants do not represent ownership of the securities, but only the right to buy them.  They have no voting rights, pay no dividends and have no rights with respect to the assets of the company issuing them.  Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be written or issued by anyone.  The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration.  Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price, such as when there is no movement in the level of the underlying security.  During normal market conditions, no more than 5% of each Fund’s net assets will be invested in warrants.  This 5% limit includes warrants that are not listed on any stock exchange.  Warrants acquired by a Fund in units or attached to securities are not subject to these limits.

Stripped Securities

Each Fund has the ability to purchase participations in trusts that hold U.S. Treasury and agency securities (such as Treasury Investment Growth Receipts (“TIGRs”) and Certificates of Accrual on Treasury Securities (“CATs”)) and also may purchase Treasury receipts and other “stripped” securities that evidence ownership in either the future interest payments or the future principal payments of U.S. government obligations.  These participations are issued at a discount to their “face value,” and may (particularly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

Temporary Investments

Under normal market conditions, each Fund may have money received from the purchase of Fund shares, or money received on the sale of its portfolio securities for which suitable investments consistent with such Fund’s investment objective(s) are not immediately available.  Under these circumstances, each Fund may have such monies invested in cash or cash equivalents in order to earn income on this portion of its assets.  Cash equivalents include money market mutual funds, investments such as U.S. government obligations, repurchase agreements, bank obligations, commercial paper and corporate bonds with remaining maturities of thirteen months or less.  A Fund may also have a portion of its assets invested in cash equivalents in order to meet anticipated redemption requests or if other suitable securities are unavailable.  In addition, each Fund may reduce its holdings in equity and other securities and may invest in cash and cash equivalents for temporary defensive purposes, during periods in which the Advisor or sub-advisor believes changes in economic, financial or political conditions make it advisable.

Bank obligations include bankers’ acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions.  Although each of the Funds may invest in money market obligations of foreign banks or foreign branches of U.S. banks only where the Advisor and/or sub-advisor determines the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions.  All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase, and investments by each Fund in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 10% of such Fund’s total assets at the time of purchase.  Each Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 10% of its net assets.

Investments by a Fund in commercial paper will consist of issues rated at the time of investment as A-1 and/or P-1 by S&P®, Moody’s or a similar rating by another NRSRO.  In addition, a Fund may acquire unrated commercial paper and corporate bonds that are determined by the Advisor or sub-advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by such Fund as previously described.

Repurchase and Reverse Repurchase Agreements

Under a repurchase agreement, a Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price.  The bank or broker-dealer must transfer to a Fund’s custodian securities with an initial market value of at least 100% of the dollar amount invested by a Fund in each repurchase agreement.  The Advisor or sub-advisor will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon a Fund’s ability to sell the underlying securities.  A Fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the Advisor or sub-advisor has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

The Funds may also each enter into reverse repurchase agreements.  Under a reverse repurchase agreement, a Fund agrees to sell a security in its portfolio and then to repurchase the security at an agreed-upon price, date and interest payment.  A Fund will maintain Segregated Assets in accordance with pertinent SEC positions with a value equal to the value of its obligation under the agreement, including accrued interest.  The securities subject to the reverse repurchase agreement will be marked-to-market daily.

The use of repurchase agreements by a Fund involves certain risks.  For example, if the other party to a repurchase agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security.  If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy code or other laws, a court may determine that the underlying security is collateral for the loan by a Fund not within the control of that Fund, and therefore the realization by a Fund on the collateral may be automatically stayed.  Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.  While the Advisor or sub-advisor acknowledges these risks, it is expected that if repurchase agreements are otherwise deemed useful to a Fund, these risks can be controlled through careful monitoring procedures.

U.S. Government Obligations

Each Fund may invest in a variety of U.S. Treasury obligations including bonds, notes and bills that mainly differ only in their interest rates, maturities and time of issuance.  The Funds may also each invest in other securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, such as obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, GNMA, Fannie Mae©, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration and Resolution Trust Corp.  Government agency obligations have different levels of credit support and therefore, different degrees of credit risk.  Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae®, present little credit risk. Government agency obligations also include instruments issued by certain instrumentalities established or sponsored by the U.S. government, including the Federal Home Loan Banks, the Federal National Mortgage Association (‘‘FNMA” or “Fannie Mae©”), and the Federal Home Loan Mortgage Corporation (‘‘FHLMC’’ or “Freddie Mac©”). Although these securities are issued, in general, under the authority of an Act of Congress, the U.S. government is not obligated to provide financial support to the issuing instrumentalities and these securities are neither insured nor guaranteed by the U.S. government. The U.S. Department of the Treasury has the authority to support FNMA and FHLMC by purchasing limited amounts of their respective obligations. In addition, the U.S. government has recently provided financial support to FNMA and FHLMC with respect to their debt obligations. However, no assurance can be given that the U.S. government will always do so or would do so yet again.

Disclosure of Portfolio Holdings

The Board of Trustees has adopted a policy and procedures relating to the disclosure of the Funds’ portfolio holdings information (the “Policy”).  Generally, the Policy restricts the disclosure of portfolio holdings data to certain persons or entities, under certain conditions.  In all cases, the Trust’s Chief Compliance Officer (or designee) is responsible for authorizing the disclosure of a Fund’s portfolio holdings, and for monitoring that the Funds do not accept compensation or consideration of any sort in return for the preferential release of portfolio holdings information.  Any such disclosure is made only if consistent with the general anti-fraud provisions of the federal securities laws and the Advisor’s fiduciary duties to its clients, including the Funds.

The Trust’s Chief Compliance Officer and staff are responsible for monitoring the disclosure of portfolio holdings information and ensuring that any such disclosures are made in accordance with the Policy.  The Board of Trustees has, through the adoption of the Policy, delegated the monitoring of the disclosure of portfolio holdings information to the Advisor’s compliance staff.  The Board of Trustees reviews the Policy for operational effectiveness and makes revisions as needed, in order to ensure that the disclosures are in the best interest of the shareholders and to address any conflicts between the shareholders of the Funds and those of the Advisor or any other affiliate of the Funds.

In accordance with the Policy, each Fund will disclose its portfolio holdings periodically, to the extent required by applicable federal securities laws.  These disclosures include the filing of a complete schedule of each Fund’s portfolio holdings with the SEC semi-annually on Form N-CSR and following the Fund’s first and third fiscal quarters, on Form N-Q.  These filings are available to the public through the EDGAR Database on the SEC’s Internet website at:  http://www.sec.gov.  The Funds also post their respective portfolio holdings on their website at www.GenworthWealth.com, subject to a month’s lag, on the first business day following the calendar month end.  The Trust’s Compliance Officer (or designee) will conduct periodic reviews of compliance with the procedures established by the Policy.

The Policy also provides that a Fund’s portfolio holdings information may be released to selected third parties only when the Fund has a legitimate business purpose for doing so and the recipients are subject to a duty of confidentiality (including appropriate related limitations on trading), either through the nature of their relationship with the Funds or through a confidentiality agreement.

Under the Policy, the Funds also may share their portfolio holdings information with certain primary service providers that have a legitimate business need for such information, including, but not limited to, the Funds’ custodian, administrator, proxy voting vendor, consultants, legal counsel and independent registered public accounting firm as well as ratings agencies.  The Trust’s service arrangements with each of these entities include a duty of confidentiality (including appropriate limitations on trading) regarding portfolio holdings data by each service provider and its employees, either by law or by contract.  In addition, because the Funds are managed using a multi-advisor approach, the Advisor will, from time to time, add or replace sub-advisors to the Funds.  In these instances, a Fund’s portfolio holdings may be disclosed in advance (typically 10-20 days) to the incoming sub-advisor to allow the sub-advisor to implement as streamlined a transition as possible.

Management of the Funds

Board of Trustees

The management and affairs of the Funds are supervised by the Board of Trustees of the Trust (the “Board”).  The Board consists of [_____] individuals, [_____] of whom are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”).  The Trustees and officers of the Trust and their years of birth are listed below with their addresses, present positions with the Trust, term of office with the Trust and length of time served, principal occupations over at least the last five years and other directorships/trusteeships held.

Name, Address and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship/ Trusteeship Positions held by Trustee
Independent Trustees

[TO BE ADDED BY AMENDMENT]

Name, Address and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupations During the Past Five Years
Officers of the Trust**

[TO BE ADDED BY AMENDMENT]
** Each Officer of the Trust serves at the pleasure of the Board of Trustees.

Leadership Structure, Qualifications and Responsibilities of the Board of Trustees

The Trustees have the authority to take all actions necessary in connection with their oversight of the business affairs of the Trust, including, among other things, approving the investment objectives, policies and procedures for the Funds.  The Trust enters into agreements with various entities to manage the day-to-day operations of the Funds, including the Funds’ investment advisor and subadvisors (where applicable), administrator, transfer agent, distributor and custodians.  The Trustees are responsible for selecting these service providers, approving the terms of their contracts with the Funds, and exercising general service provider oversight.

Leadership Structure and the Board of Trustees.  The Board is currently composed of [_____] Trustees, including three Trustees who are not “interested persons” of any Fund, as that term is defined in the 1940 Act (each an “Independent Trustee”). The other [_____] Trustees are affiliated with the Advisor and/or Genworth Financial, Inc., the parent company of the Advisor.

The Board has appointed [_____] to serve in the role of Chairman.  The Independent Trustees have designated [_____] as the Lead Independent Trustee.  The Lead Independent Trustee participates in the preparation of agendas for the Board meetings. The Lead Independent Trustee also acts as a liaison between meetings with the Trust’s officers, other Trustees, the Advisor, other service providers and counsel to the Independent Trustees.  The Lead Independent Trustee may also perform such other functions as may be requested by the other Independent Trustees from time to time.  The Board has determined that the Board’s leadership and committee structure is appropriate because it provides a structure for the Board to work effectively with management and service providers and facilitates the exercise of the Board’s independent judgment.  The Board’s leadership structure permits important roles for [_____] of the Advisor, who serves as Chairman of the Trust and oversees the Advisor’s day-to-day management of the Funds, and the Independent Trustees, through the designation of a Lead Independent Trustee and the participation of the other Independent Trustees.   In addition, the committee structure provides for: (1) effective oversight of audit and financial reporting responsibilities through the Audit Committee, (2) an effective forum for considering governance and other matters through the Nominating and Governance Committee, and (3) the ability to meet independently with independent counsel and outside the presence of management on governance and related issues.  Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-laws, the designation of Chairman or Lead Independent Trustee does not impose on such Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board generally.  The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Funds.

Oversight of Risk.  The Board oversees risk as part of its general oversight of the Funds. The Funds are subject to a number of risks, including investment, compliance, financial, operational and valuation risks. The Funds’ officers, the Advisor and other Fund service providers perform risk management as part of the day-to-day operations of the Funds. The Board recognizes that it is not possible to identify all risks that may affect the Funds, and that it is not possible to develop processes or controls to eliminate all risks and their possible effects. Risk oversight is addressed as part of various Board and Committee activities, including the following: (1) at regular Board meetings, and on an ad hoc basis as needed, receiving and reviewing reports related to the performance and operations of the Trust; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust, the Advisor and the subadvisors; (3) meeting with investment personnel to review investment strategies, techniques and the processes used to manage related risks; (4) receiving and reviewing reports regarding key service providers; (5) receiving reports from the Trust’s Chief Compliance Officer and other senior officers of the Trust and the Advisor regarding the compliance procedures of the Trust and its service providers; and (6) meeting with the Advisor’s risk management personnel to discuss risks related to the Funds’ investments.  The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

The Board of Trustees has two standing committees, as described below:

Audit Committee. The Audit Committee is responsible for advising the full Board with respect to the oversight of accounting, auditing and financial matters affecting the Trust.  In performing its oversight function the Audit Committee has, among other things, specific power and responsibility to: (1) oversee the Trust’s accounting and financial reporting policies and practices, internal control over the Trust’s financial reporting and, as appropriate, the internal control over financial reporting of service providers; (2) to oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; (3) to approve, prior to appointment by the Board, the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent registered public accounting firm; and (4) to act as a liaison between the Trust’s independent auditors and the Board. The Audit Committee meets as often as necessary or appropriate to discharge its functions and will meet at least once annually.  The Audit Committee is comprised of all of the Independent Trustees.  [_____] is the Chairman of the Audit Committee.  During the fiscal year ended [_____], the Audit Committee met [_____] times.

Nominating and Governance Committee. The Nominating and Governance Committee is responsible for: (1) seeking and reviewing candidates for consideration as nominees to serve as Trustees, as is considered necessary from time to time; (2) making recommendations to the Board regarding the composition of the Board and its committees; and (3) coordinating the process to assess Board effectiveness and developing and implementing governance policies.  The Nominating and Governance Committee is comprised of all of the Independent Trustees.  [_____] is the Chairman of the Nominating and Governance Committee. Shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust, including biographical information and qualifications of the proposed nominee. The Nominating and Governance Committee may request additional information deemed reasonably necessary for the Committee to evaluate such nominee.  The Nominating and Governance Committee meets as often as necessary or appropriate to discharge its functions, and reports its actions and recommendations to the Board on a regular basis.  During the fiscal year ended [_____], the Nominating and Governance Committee met [_____] times.

Trustees’ Qualifications and Experience.  The governing documents for the Trust do not set forth any specific qualifications to serve as a Trustee. The charter of the Nominating and Governance Committee also does not set forth any specific qualifications. As noted above, a majority of the Board of Trustees are Independent Trustees. Among the attributes and skills common to all Trustees are the ability to review, evaluate and discuss information and proposals provided to them regarding the Funds, the ability to interact effectively with the Advisor and other service providers, and the ability to exercise independent business judgment.  Each Trustee’s ability to perform his duties effectively has been attained through: (1) the individual’s business and professional experience and accomplishments; (2) the individual’s experience working with the other Trustees and management; (3) the individual’s prior experience serving in senior executive positions and/or on the boards of other companies and organizations; and (4) the individual’s educational background, professional training, and/or other experiences.  Generally, no one factor was decisive in determining that an individual should serve as a Trustee.   Set forth below is a brief description of the specific experience of each Trustee.  Additional details regarding the background of each Trustee is included in the chart earlier in this section.

[DESCRIPTIONS OF INDIVIDUAL TRUSTEE’S QUALIFICATIONS TO BE ADDED BY AMENDMENT]

Compensation

For their service as Trustees of the Trust, the Independent Trustees receive an annual retainer fee of [_____]per year and are compensated for attendance at meetings of Board as follows:  [_____]for each quarterly Board meeting and associated Committee meetings (attended in person or by phone), [_____]for each special Board or Committee meeting attended in person and [_____]for each special Board or Committee meeting attended by phone.  Additionally, each Independent Trustee may be reimbursed for reasonable expenses incurred in connection with Trust business.  The Compensation Table below sets forth the total compensation paid to the Trustees of the Trust, before reimbursement of expenses, for the fiscal year [_____].  Interested Trustees and Trust officers receive no compensation from the Trust for their service in such capacities.  The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust.

Principal Holders, Control Persons and Management Ownership

As of the date of this SAI, no Shares had been issued for the Funds.

Investment Advisor and Sub-Advisors

The Advisor, a California corporation, serves as the investment advisor to the Funds.  The Advisor is registered as an investment advisor with the SEC.  The Advisor advised and administered in excess of $[16 billion] in investor assets, as of [June 30, 2010], including mutual funds, variable annuities, ETFs and privately managed accounts.

The Advisor is a subsidiary of Genworth Financial, Inc. (“Genworth”), a publicly traded company. Genworth, headquartered in Richmond, Virginia, is an insurance company in the United States with a global presence, with operations in 25 countries. Genworth serves the life and lifestyle protection, retirement income, investment and mortgage insurance needs of more than 15 million customers.

With respect to each of the Funds, the Advisor oversees the investment advisory services provided to the Funds.  Pursuant to separate sub-advisory agreements with the Advisor, and under the supervision of the Advisor and the Board of Trustees, a number of sub-advisors are responsible for the day-to-day investment management of the Funds.

The Advisor pays the sub-advisors a fee out of its advisory fee that is based on a percentage of the average daily net assets managed by each sub-advisor.

The Sub-Advisors and Portfolio Managers

The sub-advisors and portfolio managers set forth below are responsible for the day-to-day portfolio management of the respective Funds.  In the performance of their responsibilities, conflicts of interest may occur between the management of the respective Funds and the other accounts of a sub-advisor.  In addition to the conflicts identified by the sub-advisors, other actual or apparent conflicts may arise.  Unequal time and attention may be devoted to the management of the respective Funds and the sub-advisors’ other accounts. All information in this section is provided as of [           ], 2010, unless indicated otherwise.

[INFORMATION ABOUT EACH SUB-ADVISOR AND PORTFOLIO MANAGER TO BE ADDED BY AMENDMENT]

Distribution and Shareholder Servicing

Distributor and Sub-Distributor

Capital Brokerage Corporation (“Distributor”), an affiliate of the Advisor, located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230, is the distributor for shares of the Funds pursuant to a Distribution Agreement (the “Distribution Agreement”), between the Trust on behalf of the Funds and the Distributor.  Quasar Distributors, LLC (“Quasar” or the “Sub-Distributor), an affiliate of the Fund’s accounting and administrative services provider, U.S. Bancorp Fund Services, LLC, is the sub-distributor for the Funds pursuant to a Sub-Distribution Agreement among the Trust, the Advisor and Quasar.  The Distribution and Sub-Distribution Agreements have a one-year term and continue on a year-to-year basis provided that the agreements are approved in the manner required by the 1940 Act.  The Distributor and Sub-Distributor are each registered broker-dealers and members of the Financial Industry Regulatory Authority.  Shares of each Fund are offered on a continuous basis.  The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of shares of the Funds, will use its best efforts to distribute the Funds’ shares.  Neither the Funds nor the Advisor paid any commissions or other compensation to the Distributor during the Funds’ most recent fiscal year ended [_____].

Distribution Plan

For Service Shares, the Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which was approved by the Board.  The Plan authorizes payments by the Service Shares of the Funds in connection with the distribution of Fund shares at an annual rate of 0.25% of each of the Fund’s average daily net assets.  Payments may be made by a Fund under the Plan for the purpose of financing any activity primarily intended to result in the sale of shares of a Fund, as determined by the Board, and for the purpose of providing certain services to existing shareholders.  Such activities typically include: services associated with the operation of the Genworth Financial Wealth Management investment platform (the “GFWM Platform”) through which the Funds are primarily distributed; advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; production and dissemination of  sales and marketing materials; dissemination of prospectuses, annual and semi-annual reports; and capital or other expenses of the Distributor associated with the sale of shares of the Funds including equipment, rent, salaries, bonuses, interest and other overhead.  To the extent any activity is one that a Fund may finance without the Plan, that Fund may also make payments to finance such activity outside of the Plan, and is not subject to the Plan’s limitations.  Payments under the Plan are based upon a percentage of average daily net assets attributable to the Funds regardless of the amounts actually paid or expenses actually incurred by the Distributor; however, in no event may such payments exceed the maximum allowable fee.  It is therefore possible that the Distributor may realize a profit in a particular year as a result of these payments.  The Plan increases each Fund’s expenses from what they would otherwise be.  A Fund may engage in joint distribution activities with other Funds and to the extent the expenses are not allocated to a specific Fund, expenses will be allocated based on each Fund’s net assets.

Rule 12b-1 requires that (i) the Board of Trustees receive and review, at least quarterly, reports concerning the nature and qualification of expenses which are made; (ii) the Board of Trustees, including a majority of the Independent Trustees, approve all agreements implementing the Plan; and (iii) the Plan be continued from year-to-year only if the Board, including a majority of the Independent Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders.

For the fiscal year ended [_____], the Funds did not pay any amounts pursuant to the Distribution Plan.

The Advisor’s primary business is to operate the Genworth Financial Wealth Management, Inc. investment platform (the “GFWM Platform”), a managed account platform that is used by financial advisors, such as investment advisors and broker-dealers, to deliver investment advisory, asset allocation and back office administrative services to their clients.  Through the GFWM Platform, investors can invest in, among other things, a variety of asset allocation portfolios using open-end mutual funds and other investment vehicles.  The Funds are included among the many investment solutions made available through the GFWM Platform.  GFWM advised and administered in excess of $16 billion in investor assets as of June 30, 2010, including mutual funds, variable annuities, ETFs and privately managed accounts.

GFWM invests a portion of its revenues from operating the GFWM Platform back into the program in the form of allowances to certain participating financial advisors that utilize the platform.  Under its Gold /Platinum Premier Consultant Program, representatives (“Financial Advisors”) of financial advisory firms (“Financial Advisory Firms”) are entitled to receive a quarterly business development allowance for reimbursement for qualified marketing/practice management expenses incurred by the Financial Advisor.  These amounts range from $5,000 to $105,000 annually, depending on the amount of the individual Financial Advisor’s client assets managed within the GFWM Platform.  Similarly, GFWM provides opportunities for Financial Advisory Firms participating in the GFWM Platform to receive fee reductions and/or allowances in amounts ranging from a percentage of the value of Account assets of Clients referred to GFWM by Financial Advisors associated with that Firm to a percentage of the value of new assets invested in such Accounts during a certain time period, invested through the Platform, generally between 0.02% to 0. 10 % of the amount of client assets invested through the GFWM Platform.  These arrangements are entered into between GFWM and Financial Advisory Firms on an individually negotiated basis.  A financial advisory firm may agree to provide GFWM with introductions to and information concerning its advisory representatives, provide the representatives with information concerning GFWM’s Platform and products, and permit GFWM to participate in broker-dealer meetings and workshops.  Financial Advisors may also receive discounted pricing on affiliate coaching programs.  In addition to the fee reductions and/or allowances granted the financial advisory firm by GFWM, GFWM may agree to provide the financial advisory firm or its Financial Advisors with organizational consulting, education, training and marketing support.

GFWM may sponsor annual conferences for participating Financial Advisors designed to facilitate and promote the success of the GFWM Platform and its participating financial advisors.  GFWM may offer portfolio strategists, investment managers and investment management firms, who may also be sub-advisors for the Funds, the opportunity to contribute to the costs of GFWM’s annual conference and be identified as a sponsor of a portion of the conference.  GFWM also may bear the cost of airfare for certain Financial Advisors to attend GFWM’s annual conference or to conduct due diligence visits to GFWM’s offices.  In addition, GFWM may, from time to time, contribute to the costs incurred by participating Financial Advisory Firms in connection with conferences or other client events conducted by Financial Advisory Firms and their Financial Advisors.

With the exception of payments to the Advisor in its capacity as the sponsor of the GFWM Platform as described above, no “interested person” of the Funds, as defined in the 1940 Act, and no Independent Trustee of the Trust has or had a direct or indirect financial interest in the Plan or any related agreement.

Shareholder Servicing Agents

Each Fund may enter into agreements with certain organizations that provide various services to Fund shareholders.  Pursuant to such agreements, organizations that provide shareholder services may be entitled to receive fees from a Fund for shareholder support.  Such support may include, among other things, assisting investors in processing their purchase, exchange or redemption requests, or processing dividend and distribution payments.

The Funds did not pay any shareholder servicing fees for the fiscal year ended [_____].

Service Providers

The Trust entered into a number of agreements whereby certain parties provide various services to the Funds.

U.S. Bancorp Fund Services, LLC (“USBFS”) provides accounting and administrative services and shareholder servicing to the Funds as transfer agent and dividend disbursing agent.  USBFS’ address is 615 E. Michigan Street, Milwaukee, Wisconsin 53202.  The services provided under the Transfer Agent Servicing Agreement include processing purchase and redemption transactions; establishing and maintaining shareholder accounts and records; disbursing dividends declared by the Funds; day-to-day administration of matters related to the existence of the Trust under state law (other than rendering investment advice); maintenance of its records; preparation, mailing and filing of reports; and assistance in monitoring the total number of shares sold in each state for “Blue Sky” purposes.

Pursuant to a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement, each between USBFS and the Trust, USBFS also performs certain administrative, accounting and tax reporting functions for the Funds, including preparing and filing federal and state tax returns, preparing and filing securities registration compliance filings with various states, compiling data for and preparing notices to the SEC, assistance in the preparation of the Funds’ registration statement under federal and state securities laws, preparing financial statements for the Annual and Semi-Annual Reports to the SEC and current investors, monitoring the Funds’ expense accruals, and calculating the daily net asset value for each Fund from time to time, monitoring the Funds’ compliance with their investment objectives and restrictions.

For the fiscal year ended [_____], the Funds did not pay any amounts to USBFS for administrative services.

U.S. Bank, N.A., an affiliate of USBFS, is the custodian of the assets of the Funds, as well as the Funds’ Foreign Custody Manager (“Custodian”), pursuant to a custody agreement between the Custodian and the Trust (“Custody Agreement”).  The Custodian is compensated for its services to the Trust by fees paid on a per transaction basis, and the Trust also pays certain of the Custodian’s related out-of-pocket expenses.  The Custodian’s address is Custody Operations, 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212.

Anti-Money Laundering Program

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”), as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

The Board of Trustees requires that each Fund’s omnibus account holders, also known as intermediaries, perform certain elements of the Program.  Procedures to implement the Program include, but are not limited to, a determination by the Board of Trustees that each Fund’s omnibus account holders have established proper anti-money laundering procedures, the omnibus account holders reporting suspicious and/or fraudulent activity, and the omnibus account holders performing a complete and thorough review of all new opening accounts.  The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

Codes of Ethics

Federal law requires the Trust, each of its investment advisor, subadvisors, and principal underwriter to adopt codes of ethics which govern the personal securities transactions of their respective personnel.  Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest securities for their personal accounts (including securities that may be purchased or held by the Trust), subject to certain conditions.  Copies of the codes of ethics are on file with the SEC and are available to the public.

Proxy Voting Guidelines

Federal law requires the Trust and each of its investment advisor and subadvisor to adopt procedures for voting proxies (the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund.  The summary of such Proxy Voting Guidelines is attached as Appendix B to this SAI.  Information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 (when available) may be obtained (1) without charge, upon request, by calling 800-352-9910 and (2) on the SEC’s website at http://www.sec.gov.

Valuation of Shares

Shares of each Fund are sold on a continuous basis at the net asset value (“NAV”) per share next computed following acceptance of an order by the Fund.  Each Fund’s NAV per share for the purpose of pricing purchase and redemption orders is generally determined at 4:00 p.m. Eastern time on each day the Fund is open as determined by the Board of Trustees.  The Funds are generally open on the same days that the New York Stock Exchange (“NYSE”) is open for trading.  The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The NAV per share of a class of a Fund is calculated by adding the value of all assets of the Fund attributable to that share class, deducting all liabilities of the Fund attributable to that share class, and dividing by the number of outstanding shares of that share class of the Fund, the result being adjusted to the nearest cent.  The NAV of a share class of each Fund is determined by subtracting the liabilities of the Fund attributable to that class from the value of its assets attributable to that class (chiefly composed of investment securities).  The NAV per share for a class is calculated by adding the value of all securities and other assets of a Fund allocable to the class, deducting liabilities allocable to that class, and dividing by the number of that class’ shares outstanding.

Portfolio securities listed on a national or foreign securities exchange, except those listed on the NASDAQ® Stock Market and Small CapSM exchanges (“NASDAQ®”), for which market quotations are available, are valued at the last quoted sale price on each business day (defined as days on which the Funds are open for business (“Business Day”)).  Portfolio securities traded on the NASDAQ® will be valued at the NASDAQ Official Closing Price on each Business Day.  If there is no such reported sale on an exchange or NASDAQ®, the portfolio security will be valued at the mean between the most recent quoted bid and asked price.  Price information on listed securities is taken from the exchange where the security is primarily traded.

Information about the market value of each portfolio security may be obtained by the Advisor from an independent pricing service.  The pricing service relies primarily on prices of actual market transactions as well as trader quotations.  However, the pricing service may use a matrix system to determine valuations of fixed income securities.  This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.  The procedures used by the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

U.S. government and agency securities are valued at the mean between the most recent bid and asked prices.  Other fixed-income securities that have a maturity of greater than 60 days are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.  Fixed-income securities with remaining maturities of 60 days or less will be valued by the amortized cost method, which approximates market value and involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances), assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument.  While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Trust would receive if it sold the instrument.  During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a comparable computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities.  Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company solely utilizing market values, and existing shareholders in the Fund would experience a lower yield.  The converse would apply during a period of rising interest rates.

Options traded on an exchange are valued at the last reported sale price on the exchange on which the option is traded.  If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked price.  Futures contracts are valued at the daily quoted settlement prices.  Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using procedures and methods determined by the Board of Trustees.

Purchase and Redemption of Shares

The purchase and redemption price of shares is the NAV next calculated after receipt of an order in proper form.  As described in the Funds’ Prospectus, financial institutions and intermediaries may purchase or redeem Fund shares on any day that the NYSE is open for business by placing orders with the Funds’ transfer agent (or their authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders electronically through those systems.  Each Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders or that could adversely affect the Fund or its operations.

It is currently the Trust’s policy to pay all redemptions in cash.  The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by a Fund in lieu of cash.  Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.  A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder’s basis in the shares of the Trust redeemed.

[Genworth Financial, Inc. and its affiliates that are investors in Service Shares of a Fund have a right to exchange their Service Shares for Institutional Shares of the same Fund because for those entities the distribution and administrative service fees paid for the Services Shares are not warranted in light of the nature of the investor and the lack of sales and administrative activity associated with such investments.]

Purchases and redemptions of Fund shares may be made on any day the NYSE is open for business.  The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit.  The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Distributor and/or the Custodian are not open for business.

Portfolio Transactions

Assets of a Fund are invested by the Advisor and the sub-advisors in a manner consistent with the Fund’s investment objectives, strategies, policies and restrictions, as well as with any instructions the Board may issue from time to time.  Within this framework, the Advisor and sub-advisors are responsible for making all determinations as to the purchase and sale of portfolio securities for a Fund, and for taking all steps necessary to implement securities transactions on behalf of a Fund.  When placing orders, the Advisor and sub-advisors will seek to obtain the best net results taking into account such factors as price (including applicable dealer spread), size, type and difficulty of the transaction involved, the firm’s general execution and operational facilities, and the firm’s risk in positioning the securities involved.

The Funds have no obligation to deal with any broker-dealer or group of brokers or dealers in the execution of transactions in portfolio securities.  The Advisor may, from time to time, request that sub-advisors direct trades to certain brokers that provide favorable commission rates, subject to the sub-advisor’s obligation to obtain best execution.  The Funds will not purchase portfolio securities from any affiliated person acting as principal except in conformity with SEC regulations.

For securities traded in the over-the-counter markets, the Advisor or sub-advisors deal directly with the dealers who make markets in these securities unless better prices and execution are available elsewhere.  The Advisor or sub-advisors negotiate commission rates with brokers based on the quality and quantity of services provided in light of generally prevailing rates, and while the Advisor or sub-advisors generally seek reasonably competitive commission rates, a Fund does not necessarily pay the lowest commissions available.  The Board periodically reviews the commission rates and the allocation of orders.

When consistent with the objectives of best price and execution, business may be placed with broker-dealers who furnish investment research or services to the sub-advisors.  The commissions on such brokerage transactions with investment research or services may be higher than another broker might have charged for the same transaction in recognition of the value of research or services provided.  Such research or services include advice, both orally and in writing, as to:  the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.  In addition, for the Advisor, such research or services may include advice concerning the allocation of assets among sub-advisors and the suitability of sub-advisors.  To the extent portfolio transactions are effected with broker-dealers who furnish research and/or other services to the Advisor or sub-advisor, the Advisor or sub-advisor receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these transactions.  Such research or services provided by a broker-dealer through whom the Advisor or a sub-advisor effects securities transactions for a Fund may be used by the Advisor or sub-advisor in servicing all of its accounts.  In addition, the Advisor or sub-advisor may not use all of the research and services provided by such broker-dealer in connection with the Fund.

The Trust may also enter into arrangements, commonly referred to as “brokerage/service arrangements” with broker-dealers pursuant to which a broker-dealer agrees to pay the cost of certain products or services provided to the Funds in exchange for fund brokerage.  Under a typical brokerage/service arrangement, a broker agrees to pay a portion of a Fund’s custodian, administrative or transfer agency fees, and in exchange, the Fund agrees to direct a minimum amount of brokerage to the broker.  The sub-advisor, on behalf of the Trust, usually negotiates the terms of the contract with the service provider, which is paid directly by the broker.

The same security may be suitable for a Fund, another portfolio series of the Trust or other private accounts managed by the Advisor or sub-advisor.  If and when a Fund and two or more accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to the Fund and the accounts.  The simultaneous purchase or sale of the same securities by a Fund and other accounts may have a detrimental effect on the Fund, as this may affect the price paid or received by the Fund or the size of the position obtainable or able to be sold by the Fund.

As of the date of this SAI, the Funds had not paid any brokerage commissions.

Portfolio Turnover

Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor or sub-advisors, investment considerations warrant such action.  The portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.

Taxes

The following is a summary of certain additional tax considerations generally affecting a Fund and its shareholders that are not described in the Prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Taxes” section is based on the Code and applicable regulations in effect on the date of this Statement of Additional Information. Future legislative, regulatory or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice.  All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

Taxation of the Fund. The Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a “regulated investment company,”  “RIC” or “fund”) under Subchapter M of the Code.  If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

•           Distribution Requirement —the Fund must distribute at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

•           Income Requirement —the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (QPTPs).

•           Asset Diversification Test —the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by IRS with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements.  See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments.  In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test which may have a negative impact on the Fund’s income and performance.

The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed.  If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio turnover. For investors that hold their Fund shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance.  See, “Taxation of Fund Distributions - Distributions of capital gains” below.

Capital loss carryovers.  The Fund will offset its capital gains with any available capital losses without being required to pay taxes on or distribute such gains that are offset by the losses. Capital losses of the Fund can generally be carried forward to each of the eight (8) taxable years succeeding the loss year, subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund.  An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers that expire unused, thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change.

Post-October losses.  The Fund presently intends to elect to treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year in determining its taxable income for the current year.  The effect of this election is to treat any such net loss incurred after October 31 as if it had been incurred in the succeeding year in determining the Fund’s net capital gain for capital gain dividend purposes (see, “Taxation of Fund Distributions - Distributions of capital gains” below).  The Fund may also elect to treat all or part of any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding taxable year.

Undistributed capital gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year.  The Fund currently intends to distribute net capital gains.  If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forward) at the highest corporate tax rate (currently 35%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Federal excise tax.  To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to: (1) 98% of its ordinary income for the calendar year, (2) 98% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income.  Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal excise tax, but can give no assurances that all such liability will be avoided.  In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay some excise tax.

Foreign income tax.  Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld will generally be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle the

Fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known.  Under certain circumstances, the Fund may elect to pass-through foreign tax credits to shareholders.

Taxation of Fund Distributions.  The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of net investment income.  The Fund receives income generally in the form of dividends and interest on its investments in portfolio securities.  This income, less expenses incurred in the operation of the Fund, constitutes its net investment income from which dividends may be paid to you.  If you are a taxable investor, any distributions by the Fund from such income (other than qualified dividend income received by individuals) will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares. Distributions from qualified dividend income are taxable to individuals at long-term capital gain rates, provided certain holding period requirements are met.  See the discussion below under the heading, “Qualified dividend income for individuals.”

Distributions of capital gains.  The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities.  Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income.  Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund.  Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of capital. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares.  Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity REITs  (see, “Tax Treatment of Portfolio Transactions —Investments in U.S. REITs” below).

Qualified dividend income for individuals. For individual shareholders, a portion of the dividends paid by the Fund may be qualified dividend income, which is eligible for taxation at long-term capital gain rates.  Qualified dividend income means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States.  Income derived from investments in derivatives, fixed-income securities, U.S. REITs, passive foreign investment companies (PFICs), and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income.

Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment.  Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend.  The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Fund shares, include the day you sold your shares but not the day you acquired these shares.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes.  For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense.  For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, the Fund will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates.  If 95% or more of the Fund’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

This favorable taxation of qualified dividend income at long-term capital gain tax rates expires and will no longer apply to dividends paid by the Fund with respect to its taxable years beginning after December 31, 2010 (sunset date), unless such provision is extended or made permanent.

Dividends-received deduction for corporations.  For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the dividends-received deduction.  The portion of dividends paid by the Fund that so qualifies will be designated each year in a notice mailed to the Fund’s shareholders and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Fund if the Fund was a regular corporation.  Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction.  The amount that the Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend.  Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated.  Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

Impact of realized but undistributed income and gains, and net unrealized appreciation of portfolio securities.  At the time of your purchase of shares (except in a money market fund that maintains a stable net asset value), the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

       Pass-through of foreign tax credits.  If more than 50% of the Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund.  If this election is made, the Fund may report more taxable income to you than it actually distributes.  You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders).  The Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election.  No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax.  Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply.

       Tax credit bonds.  If the Fund holds, directly or indirectly, one or more “tax credit bonds” (including build America bonds, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code. Even if the Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.

U.S. government securities.  Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you.  States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund.  Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations) generally does not qualify for tax-free treatment.  The rules on exclusion of this income are different for corporations.

Dividends declared in December and paid in January.  Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Sales, Exchanges and Redemption of Fund Shares.  Sales, exchanges and redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal and state income tax purposes.  If you redeem your Fund shares, the Internal Revenue Service requires you to report any gain or loss on your redemption.  If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.  Any redemption fees you incur on shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale.  Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Tax basis information. Under the Emergency Economic Stabilization Act of 2008, the Fund’s Transfer Agent will be required to provide you with cost basis information on the sale of any of your shares in the Fund, subject to certain exceptions. This cost basis reporting requirement is effective for shares purchased in the Fund on or after January 1, 2012.

Wash sales.  All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption.  Any loss disallowed under these rules will be added to your tax basis in the new shares.

Redemptions at a loss within six months of purchase.  Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.  Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends paid to you with respect to your Fund shares, and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

       Tax shelter reporting. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886.

Tax Treatment of Portfolio Transactions.  Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund and, in turn, effect the amount, character and timing of dividends and distributions payable by the fund to its shareholders.  This section should be read in conjunction with the discussion above under “Investment Policies and Associated Risks” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In general.  In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss.  Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain fixed-income investments.  Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the fund is generally required to include in gross income each year the portion of the original issue discount which accrues during such year. Therefore, a  fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities.  To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

Investments in debt obligations that are at risk of or in default present tax issues for a fund. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign currency transactions. A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.  This treatment could increase or decrease a fund’s ordinary income distributions to you, and may cause some or all of the fund’s previously distributed income to be classified as a return of capital.  In certain cases, a fund may make an election to treat such gain or loss as capital.

PFIC investments. A fund may invest in stocks of foreign companies that may be classified under the Code as passive foreign investment companies (“PFICs”). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. In addition, if a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.

Investments in U.S. REITs.   A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders.  Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a fund will be treated as long term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution.  Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a fund, may distribute this excess cash to shareholders in the form of a return of capital distribution.  However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see, “Tax Treatment of Portfolio Transactions — Investment in taxable mortgage pools (excess inclusion Income)” and “Foreign Shareholders — U.S. withholding tax at the source” below with respect to certain other tax aspects of investing in U.S. REITs.

Investment in non-U.S. REITs.  While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non-U.S. REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. A fund’s pro rata share of any such taxes will reduce the fund’s return on its investment.  A fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “PFIC Investments.” Also, a fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

Investment in taxable mortgage pools (excess inclusion income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduits (REMICs) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on unrelated business income (UBTI), thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a fund will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT.  It is unlikely that these rules will apply to a fund that has a non-REIT strategy.

Investments in partnerships and qualified publicly traded partnerships (QPTP).   For purposes of the Income Requirement, income derived by a fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the fund.  For purposes of testing whether a fund satisfies the Asset Diversification Test, the fund is generally treated as owning a pro rata share of the underlying assets of a partnership. See, “Taxation of the Fund.”  In contrast, different rules apply to a partnership that is a QPTP.  A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (i.e., because it invests in commodities).  All of the net income derived by a fund from an interest in a QPTP will be treated as qualifying income but the fund may not invest more than 25% of its total assets in one or more QPTPs.  However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year.  Any such failure to annually qualify as a QPTP might, in turn, cause a fund to fail to qualify as a regulated investment company.

Securities lending.  While securities are loaned out by a fund, the fund will generally receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities.  For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income.  These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations.  Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.  Additionally, in the case of a fund with a strategy of investing in tax-exempt securities, any payments made “in lieu of” tax-exempt interest will be considered taxable income to the fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.

Investments in convertible securities.  Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond.  If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event.  Mandatorily convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt.  Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt.  Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount (OID) principles.

Investments in securities of uncertain tax character.   A fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding.  By law, the Fund must withhold a portion of your taxable dividends and sales proceeds unless you:

•           provide your correct social security or taxpayer identification number,
•           certify that this number is correct,
•           certify that you are not subject to backup withholding, and
•           certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so.  When withholding is required, the amount will be 28% of any dividends or proceeds paid.  The special U.S. tax certification requirements applicable to non-U.S. investors are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors.  Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general.  The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Fund.  Exemptions from this U.S. withholding tax are provided for exempt-interest dividends, capital gain dividends paid by the Fund from its net long-term capital gains and, with respect to taxable years of the Fund beginning before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

   Exempt-interest dividends.  In general, exempt-interest dividends designated by the Fund and paid from net tax-exempt income are not subject to U.S. withholding tax.

   Capital gain dividends and short-term capital gain dividends.  In general, (i) a capital gain dividend designated by the Fund and paid from its net long-term capital gains, or (ii) with respect to taxable years of the Fund beginning before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), a short-term capital gain dividend designated by the Fund and paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

   Interest-related dividends.  With respect to taxable years of the Fund beginning before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), dividends designated by the Fund as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company.  On any payment date, the amount of an income dividend that is designated by the Fund as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of the Fund’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, the Fund may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

   Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors.  It may not be practical in every case for the Fund to designate, and the Fund reserves the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. Additionally, the Fund’s designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; foreign tax credits.  Ordinary dividends paid by the Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax.  Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

   Income effectively connected with a U.S. trade or business.  If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

           Investment in U.S. real property.  A Fund may invest in equity securities of corporations that invest in U.S. real property, including U.S. Real Estate Investment Trusts (U.S.-REIT). The sale of a U.S. real property interest (USRPI) by a Fund or by a U.S. REIT or U.S. real property holding corporation in which a Fund invests may trigger special tax consequences to a Fund’s non-U.S. shareholders.

The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person.  Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a regulated investment company (RIC) received from a U.S.-REIT or another RIC classified as a U.S. real property holding corporation or realized by the RIC on a sale of a USRPI (other than a domestically controlled U.S.-REIT or RIC that is classified as a qualified investment entity) as follows:

•           The RIC is classified as a qualified investment entity. A RIC is classified as a “qualified investment entity” with respect to a distribution to a non-U.S. person which is attributable directly or indirectly to a distribution from a U.S.-REIT if, in general, 50% or more of the RIC’s assets consists of interests in U.S.-REITs and U.S. real property holding corporations, and

•           You are a non-U.S. shareholder that owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution.

•           If these conditions are met, such Fund distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at a rate of 35%, and requiring that you file a nonresident U.S. income tax return.

•           In addition, even if you do not own more than 5% of a class of Fund shares, but the Fund is a qualified investment entity, such Fund distributions to you will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.

These rules apply to dividends paid by a Fund before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), except that after such sunset date, Fund distributions from a U.S.-REIT (whether or not domestically controlled) attributable to FIRPTA gain will continue to be subject to the withholding rules described above provided the Fund would otherwise be classified as a qualified investment entity.

Because each Fund expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, the Funds expect that neither gain on the sale or redemption of Fund shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding.

U.S. estate tax. As of the date of this Statement of Additional Information, the U.S. federal estate tax is repealed for one year for decedents dying on or after January 1, 2010 and before January 1, 2011, unless reinstated earlier, possibly retroactively to January 1, 2010.  On and after the date the U.S. estate tax is reinstated, an individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released.  In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000).  For estates with U.S. situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount. In addition, a partial exemption from U.S estate tax may apply to Fund shares held by the estate of a nonresident decedent.  The amount treated as exempt is based upon the proportion of the assets held by the Fund at the end of the quarter immediately preceding the decedent’s death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate.  This provision applies to decedents dying after December 31, 2004 and before January 1, 2010, unless such provision is extended or made permanent.  Transfers by gift of shares of the Fund by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax.

U.S. tax certification rules.  Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence.  In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty.  A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

   Effect of Future Legislation; Local Tax Considerations.  The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.

Performance Information

The Funds may compare their investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available.  Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors.  Unmanaged indices often do not reflect deductions for administrative and management costs and expenses.  The performance of the Funds may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.  Any performance information, whether related to the Funds or to the Advisor, should be considered in light of a Funds’ investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

Independent Registered Public Accounting Firm

[_____], [ADDRESS], serves as the Funds’ independent registered public accounting firm, whose services include audit of the Funds’ financial statements and the performance of other related audit and tax services.

Legal Counsel

Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania 19103, serves as the Funds’ legal counsel.

Financial Statements

Financial Statements for the Funds are not available because the Funds had not commenced operations as of the date of this SAI.

Appendix A

Standard & Poor’s® (“S&P®”) Corporate Bond Rating Definitions

AAA-Debt rated “AAA” has the highest rating assigned by S&P®. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated “A” has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated “BB”, “B”, “CCC” and “CC” is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” indicates the lowest degree of speculation and “CC” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI-The rating “CI” is reversed for income bonds on which no interest is being paid.

D-Debt rated “D” is in default, and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service©, Inc. Corporate Bond Rating Definitions

Aaa-Bonds which are rated “Aaa” are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated “Aa” are judged to be of high quality by all standards.  Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated “A” possess many favorable investment attributes and are considered as upper medium-grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

Baa-Bonds which are rated “Baa” are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba-Bonds which are “Ba” are judged to have speculative elements; their future cannot be considered well assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

A-

B-Bonds which are rated “B” generally lack characteristics of a desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa-Bonds which are rated “Caa” are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca-Bonds which are “Ca” represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated “C” are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch, Inc.© Bond Rating Definitions

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated “AAA.” Because bonds rated in the “AAA” and “AA” categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated “F-1+.”

A-Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative.  The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative.  While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default.  The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected.  Default in payment of interest and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. “DDD” represents the highest potential for recovery on these bonds, and “D” represents the lowest potential for recovery.

A-

Appendix B

[PROXY VOTING GUIDELINES TO BE ADDED BY AMENDMENT]

B-

ASSETMARK FUNDS II

PART C

OTHER INFORMATION

ITEM 28.       EXHIBITS

(a)           Declaration of Trust.

(1)	Registrant’s Agreement and Declaration of Trust is filed herewith as Exhibit EX-99.a.1.

(2)	Registrant’s Certificate of Trust, as filed with the State of Delaware on October 20, 2010, is filed herewith as Exhibit EX-99.a.2.

(b)           Bylaws.

(1)	Registrant’s Bylaws are filed herewith as Exhibit EX-99.b.1.

(c)           Instruments Defining Rights of Security Holders.

See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings,” of the Registrant’s Agreement and Declaration of Trust, filed herewith as Exhibit EX-99.a.1.

See also, Article II, “Meetings of Shareholders,” and Article VII, “General Matters,” of the Registrant’s Bylaws, filed herewith as Exhibit EX-99.b.1.

(d)   Investment Advisory Contracts.

(1)	Investment Advisory Agreement

(a)	Form of Investment Advisory Agreement between the Registrant and Genworth Financial Wealth Management, Inc. is filed herewith as Exhibit EX-99.d.1.a.

(e)           Underwriting Contracts.

(1)	Distribution Agreement between the Registrant and Capital Brokerage Corporation to be filed by amendment.

(f)             Bonus or Profit Sharing Contracts.

Not Applicable.

(g)            Custodian Agreements.

(h)           Other Material Contracts.

(1)	To be filed by amendment.

(2)	To be filed by amendment.

(3)	To be filed by amendment.

(i)             Legal Opinion.

(1)	Legal Opinion of Stradley, Ronon, Stevens & Young, LLP, counsel to the Registrant to be filed by amendment.

(j)             Other Opinions.

(1)	Consent of Independent Registered Public Accounting Firm for the Registrant to be filed by amendment.

(2)	Powers of Attorney.

(a)	Power of Attorney to be filed by amendment.

(k)            Omitted Financial Statements.

Not Applicable.

(l)             Initial Capital Agreements.

(1)	Agreement Relating to Initial Capital to be filed by amendment.

(m)           Rule 12b-1 Plan.

(1)	Rule 12b-1 Plan to be filed by amendment.

(n)           Rule 18f-3 Plan.

(1)	Rule 18f-3 Plan to be filed by amendment.

(p)           Codes of Ethics.

(1)	Codes of Ethics of Registrant, advisor, each sub-advisor, and principal underwriter to be filed by amendment.

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

No person is directly or indirectly controlled by or under common control with the Registrant.

 ITEM 30.     INDEMNIFICATION

Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant’s Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the Bylaws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever.  DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

(a)  Indemnification of the Trustees and officers of the Registrant is provided for in Article VII of the Declaration of Trust effective October 20, 2010, as filed herewith as Exhibit EX-99.a.1;

(b) Form of Investment Advisory Agreement between the Registrant and Genworth Financial Wealth Management, Inc., as provided for in Section 11 of the Agreement, as filed herewith as Exhibit EX-99.d.1.a.;

ITEM 31.       BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT MANAGER

Genworth Financial Wealth Management, Inc. is the investment advisor to each of the Registrant’s series, which currently consists of: Strategic Asset Allocation Fund, Tactical Constrained Asset Allocation Fund, Tactical Unconstrained Asset Allocation Fund, Absolute Return Asset Allocation Fund, Opportunistic Fixed Income Fund, and Global Tactical Real Return Assets Fund.  Genworth Financial Wealth Management, Inc., a California corporation, is a federally registered investment advisor and indirect, wholly-owned subsidiary of Genworth Financial, Inc., a publicly traded company.  Genworth Financial Wealth Management, Inc. is located at 2300 Contra Costa Boulevard, Suite 600, Pleasant Hill, California 94523 and is primarily engaged in providing investment management services.  Additional information regarding Genworth Financial Wealth Management, Inc., and information as to the officers and directors of Genworth Financial Wealth Management, Inc., is included in its Form ADV, as filed with the U.S. Securities and Exchange Commission (“SEC”) (registration number 801-56323), and is incorporated herein by reference.

ITEM 32.       PRINCIPAL UNDERWRITER

(a)           Capital Brokerage Corporation (“CBC”), located at 6620 West Broad Street, Building 2, Richmond, VA 23230, serves as principal underwriter for the following other investment companies:

Genworth Variable Insurance Trust
Genworth Financial Asset Management Funds
AssetMark Funds

(b)           The information required by this Item 27 with respect to each director and officer of CBC is incorporated herein by reference to Schedule A of Form BD filed by CBC pursuant to the Securities Exchange Act of 1934, as amended (SEC File No. 8-45710).

(c)           Not Applicable.

ITEM 33.       LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and rules promulgated thereunder, will be maintained in the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Accountant, Administrator and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
Registrant’s Investment Advisor	Genworth Financial Wealth Management, Inc. 2300 Contra Costa Boulevard, Suite 425 Pleasant Hill, California 94523-3967
Registrant’s Custodian	U.S. Bank, N.A. Custody Operations 1555 N. RiverCenter Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Distributor	Capital Brokerage Corporation 6620 West Broad Street, Building 2 Richmond, Virginia 23230

 ITEM 34.      MANAGEMENT SERVICES

There are no management related service contracts not discussed in Part A or Part B.

 ITEM 35.      UNDERTAKINGS

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 30, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended,  the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pleasant Hill, and the State of California, on October 22, 2010.

ASSETMARK FUNDS II

By:  /s/Carrie E. Hansen
       Carrie E. Hansen, President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/Carrie E. Hansen
Carrie E. Hansen	Trustee and President	October 22, 2010

/s/Starr E. Frohlich
Starr E. Frohlich	Vice President and Treasurer	October 22, 2010

/s/Christine Villas-Chernak
Christine Villas-Chernak	Secretary	October 22, 2010

INDEX TO EXHIBITS

Exhibit No.                           Description of Exhibit

EX-99.a.1                              Registrant’s Agreement and Declaration of Trust

EX-99.a.2                              Registrant’s Certificate of Trust

EX-99.b.1	Registrant’s Bylaws

EX-99.d.1.a	Form of Investment Advisory Agreement between the Registrant and Genworth Financial Wealth Management, Inc.